United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/18

Date of Reporting Period: 07/31/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2018
Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2017 through July 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT All Cap Core Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended July 31, 2018, was 20.78% for Class A Shares, 19.91% for Class C Shares, 21.15% for Institutional Shares and 21.17% for Class R6 Shares. The total return for the Russell 3000® Index (R3000),1 the Fund's broad-based securities market index, was 16.39% for the same period. The total return of the Morningstar Large Blend Funds Average (MLBFA),2 a peer group average for the Fund, was 14.60% during the same period. The Fund's and MLBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R3000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R3000 during the period.
The following discussion will focus on the performance of the Fund's Class R6 Shares.
Market Overview
During the reporting period, overall domestic equity market performance was strong as evidenced by the 16.39% return of the whole-market R3000. On average, very small-cap stocks3 had the best year, followed by very large-cap stocks: the Russell Microcap® Index4 returned 20.80%, the small-cap Russell 2000® Index5 returned 18.73%, and the Russell Top 200® Index6 returned 17.28%. Mid-cap stocks trailed for the year with the Russell Midcap® Index7 returning 13.45%. For style, growth led value by a substantial margin in August 2017, October 2017, January 2018, February 2018, and May 2018. While there were some months that did favor value slightly, they did little to offset the cumulative difference: for the year, the Russell 3000® Growth Index8 returned 22.86%, and the Russell 3000® Value Index9 returned 9.91%.
The best performing sectors in the R3000 during the reporting period were Information Technology (27.94%), Consumer Discretionary (21.61%) and Energy (20.71%). Underperforming sectors during the same period included Telecommunication Services (-2.46%), Consumer Staples (0.11%) and Utilities (4.02%).
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1

STOCK SELECTION
When looking at the Fund's outperformance in terms of fundamental and technical characteristics during this growth-oriented period, most of the Fund's outperformance relative to the R3000 was driven by growth-oriented stocks with high analyst conviction. More value-oriented stock picks were, overall, neutral when compared to the benchmark. The Fund's sector exposures remained close to R3000 weights; at the end of the fiscal year there was an underweight in the Real Estate sector (the Fund does not invest in the Real Estate sector) and no significant overweights. Strong stock selection in the Health Care, Consumer Staples and Energy sectors contributed the most to the Fund's outperformance. There was a small offset from the Utilities sector.
Individual stocks enhancing the Fund's performance during the reporting period included Align Technology, Mastercard Incorporated, ConocoPhillips and AutoZone.
Individual stocks detracting from the Fund's performance during the reporting period included Amazon.com, Inc., Microsoft and Alphabet Inc., which were not held by the Fund but outperformed the R3000. There was a small offset from Celgene Corporation, which was overweighted.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the Russell 3000® Index.
2	Morningstar has assigned the Fund to the Morningstar Large Cap Value Funds Average peer group, however, the MLBFA is being used for comparison purposes. The Fund invests in both value and growth stocks and therefore the Fund's Adviser believes that the MLBFA is more reflective of the Fund's investment style. Please see the footnotes to the line graphs below for definitions of, and further information about, the MLBFA.
3	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
4	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
5	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
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2

6	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
7	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
8	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
9	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund (the “Fund”) from July 31, 2008 to July 31, 2018, compared to the Russell 3000® Index (R3000)2 and the Morningstar Large Blend Funds Average (MLBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2018
■	Total returns shown for the Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	14.15%	11.06%	7.80%
Class C Shares	18.91%	11.46%	7.57%
Institutional Shares	21.15%	12.65%	8.72%
Class R6 Shares[4]	21.17%	12.14%	8.06%
R3000	16.39%	12.83%	10.68%
MLBFA	14.60%	11.39%	9.60%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000 and MLBFA have been adjusted to reflect reinvestment of dividends of securities.
2	The R3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The R3000 is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R3000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance shown above for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	23.8%
Financials	15.3%
Health Care	14.8%
Consumer Discretionary	12.0%
Industrials	11.3%
Energy	6.7%
Consumer Staples	6.2%
Utilities	3.7%
Materials	2.0%
Telecommunication Services	1.5%
Securities Lending Collateral[2]	0.4%
Cash Equivalents[3]	2.5%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2018
Shares			Value
		COMMON STOCKS—97.3%
		Consumer Discretionary—12.0%
8,000		Abercrombie & Fitch Co., Class A	$189,520
2,100	[1]	Adtalem Global Education, Inc.	114,555
4,970	[1]	American Outdoor Brands Corp.	47,066
2,528	[1]	AutoZone, Inc.	1,783,580
16,403		Bed Bath & Beyond, Inc.	307,228
2,900		Big Lots, Inc.	125,947
72	[1]	Booking Holdings, Inc.	146,068
2,381	[1]	Burlington Stores, Inc.	363,841
1,019		Children's Place, Inc./The	125,235
30,934		D. R. Horton, Inc.	1,351,816
20,541	[1]	DISH Network Corp., Class A	648,274
5,980	[2]	Dillards, Inc., Class A	480,015
768	[1]	Five Below, Inc.	74,619
3,583		Foot Locker, Inc.	174,886
35,900		Ford Motor Co.	360,436
9,671	[1]	Fossil, Inc.	253,380
10,736	[1,2]	GNC Holdings, Inc.	34,140
5,982	[2]	GameStop Corp.	86,201
15,020		Gap (The), Inc.	453,153
15,062		Goodyear Tire & Rubber Co.	364,651
3,481	[1]	Helen of Troy Ltd.	398,749
10,569	[1]	Iconix Brand Group, Inc.	5,496
17,820		Kohl's Corp.	1,316,363
21,015		Las Vegas Sands Corp.	1,510,979
3,734		Lear Corp.	672,605
3,400		Libbey, Inc.	32,572
7,361	[1]	Live Nation Entertainment, Inc.	362,750
5,708	[1]	Lululemon Athletica, Inc.	684,675
43,653	[1]	MSG Networks, Inc.	1,028,028
17,948		Macy's, Inc.	713,074
3,853	[1]	NetFlix, Inc.	1,300,195
10,017		Royal Caribbean Cruises Ltd.	1,129,517
8,631	[1]	Skechers USA, Inc., Class A	239,251
4,151		Tailored Brands, Inc.	83,684
6,386		Target Corp.	515,222
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Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
8,419		Toll Brothers, Inc.	$296,854
7,554		Tupperware Brands Corp.	277,307
704	[1]	Ulta Beauty, Inc.	172,051
1,754		V.F. Corp.	161,491
4,631		Vail Resorts, Inc.	1,282,185
29,963		Viacom, Inc., Class B	870,425
20,815		Walt Disney Co.	2,363,751
12,489		Wyndham Destinations, Inc.	575,993
		TOTAL	23,477,828
		Consumer Staples—6.2%
8,425		Dean Foods Co.	82,734
23,511		Estee Lauder Cos., Inc., Class A	3,172,574
7,300		Fresh Del Monte Produce, Inc.	264,990
1,189		Ingredion, Inc.	120,446
775		Kellogg Co.	55,048
34,736		McCormick & Co., Inc.	4,082,869
26,497		PepsiCo, Inc.	3,047,155
4,791	[1]	Post Holdings, Inc.	414,709
10,225		Procter & Gamble Co.	826,998
		TOTAL	12,067,523
		Energy—6.7%
22,200	[1,2]	Chesapeake Energy Corp.	104,784
39,112		Chevron Corp.	4,938,672
44,879		ConocoPhillips	3,238,917
7,312		EOG Resources, Inc.	942,809
37,921		Exxon Mobil Corp.	3,090,941
4,966		HollyFrontier Corp.	370,364
15,800		Nabors Industries Ltd.	94,484
11,813	[1]	Noble Corp. PLC	68,988
1,017		Occidental Petroleum Corp.	85,357
956		Phillips 66	117,913
8,200	[1]	Superior Energy Services, Inc.	80,688
		TOTAL	13,133,917
		Financials—15.3%
20,225		Allstate Corp.	1,923,802
26,745		Ally Financial, Inc.	715,696
21,412		Assured Guaranty Ltd.	833,355
7,499	[1]	Athene Holding Ltd.	343,979
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Shares			Value
		COMMON STOCKS—continued
		Financials—continued
927		BB&T Corp.	$47,101
19,891		Bank of America Corp.	614,234
2,395		Capital One Financial Corp.	225,896
8,388		Citizens Financial Group, Inc.	333,675
518		Comerica, Inc.	50,215
17,442	[1]	E*Trade Group, Inc.	1,043,206
1,876		Everest Re Group Ltd.	409,625
29,600		Fifth Third Bancorp	875,864
17,200		Huntington Bancshares, Inc.	265,568
35,447		JPMorgan Chase & Co.	4,074,633
30,200		KeyCorp	630,274
3,716		M & T Bank Corp.	644,169
25,900		Navient Corp.	342,139
6,638		Northern Trust Corp.	725,002
17,228		PNC Financial Services Group	2,495,131
9,100		Popular, Inc.	451,633
46,283		Prudential Financial, Inc.	4,670,417
12,555		State Street Corp.	1,108,732
29,199		SunTrust Banks, Inc.	2,104,372
38,985		The Travelers Cos., Inc.	5,073,508
		TOTAL	30,002,226
		Health Care—14.8%
4,459	[1]	Abiomed, Inc.	1,580,849
10,573	[1]	Align Technology, Inc.	3,770,861
982	[1]	Athenahealth, Inc.	147,997
27,067		Baxter International, Inc.	1,961,004
1,750	[1]	Bio-Rad Laboratories, Inc., Class A	536,638
29,693	[1]	Celgene Corp.	2,675,042
3,336		Chemed Corp.	1,054,276
27,966	[1,2]	Community Health Systems, Inc.	93,406
2,304		Dentsply Sirona, Inc.	110,845
49,165		Eli Lilly & Co.	4,857,994
5,363		Humana, Inc.	1,684,947
1,701	[1]	IDEXX Laboratories, Inc.	416,626
3,804	[1]	Illumina, Inc.	1,233,865
1,779	[1]	Inogen, Inc.	354,466
21,178		Johnson & Johnson	2,806,509
8,831		Merck & Co., Inc.	581,698
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Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
3,753	[1]	Molina Healthcare, Inc.	$390,650
1,633	[1]	Orthofix International NV	98,780
73,754		Pfizer, Inc.	2,944,997
10,091	[1]	Vertex Pharmaceuticals, Inc.	1,766,430
		TOTAL	29,067,880
		Industrials—11.3%
9,100		AGCO Corp.	573,482
12,952		Allison Transmission Holdings, Inc.	608,744
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	311,045
7,800	[1]	Avis Budget Group, Inc.	271,830
1,992		C.H. Robinson Worldwide, Inc.	183,722
12,874		CSX Corp.	909,934
12,127		Caterpillar, Inc.	1,743,863
20,883		Cintas Corp.	4,270,156
15,252	[1]	Colfax Corp.	492,640
6,577	[1]	Copart, Inc.	377,454
5,789	[1]	CoStar Group, Inc.	2,407,356
2,753		Cummins, Inc.	393,156
5,086		Deluxe Corp.	299,718
5,902		Emerson Electric Co.	426,596
2,386		Ennis, Inc.	51,895
2,752		Fortive Corp.	225,884
1,696		GATX Corp.	139,649
1,509		Grainger (W.W.), Inc.	522,959
392		Huntington Ingalls Industries, Inc.	91,356
1,125		Ingersoll-Rand PLC, Class A	110,824
21,800	[1]	Jet Blue Airways Corp.	392,400
6,829		Kennametal, Inc.	266,058
65,524		Paccar, Inc.	4,306,237
14,800		Pitney Bowes, Inc.	129,204
7,001		R.R. Donnelley & Sons Co.	41,306
619		Raytheon Co.	122,581
1,705		Roper Technologies, Inc.	514,739
14,360	[1]	SPX Corp.	532,756
3,016		SkyWest, Inc.	180,658
3,898	[1]	Verisk Analytics, Inc.	431,197
3,060	[1]	WESCO International, Inc.	186,660
772	[1]	XPO Logistics, Inc.	76,984
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Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
8,042		Xylem, Inc.	$615,695
		TOTAL	22,208,738
		Information Technology—23.8%
13,110	[1]	Adobe Systems, Inc.	3,207,755
7,064	[1]	Akamai Technologies, Inc.	531,637
3,441	[1]	Alphabet, Inc.	4,222,864
1,373		Analog Devices, Inc.	132,000
25,774		Apple, Inc.	4,904,535
40,007		Applied Materials, Inc.	1,945,540
1,025	[1]	Arrow Electronics, Inc.	77,736
4,392	[1]	eBay, Inc.	146,912
20,698	[1]	Facebook, Inc.	3,572,061
9,424	[1]	First Solar, Inc.	493,346
13,957	[1]	Fortinet, Inc.	878,035
44,378		Hewlett-Packard Co.	1,024,244
9,832	[1]	IAC Interactive Corp.	1,447,762
1,274	[1]	IPG Photonics Corp.	208,987
54,047		Intel Corp.	2,599,661
3,528		Intuit, Inc.	720,559
29,317		Juniper Networks, Inc.	772,210
11,293		Lam Research Corp.	2,152,898
22,244		Mastercard, Inc.	4,404,312
3,140		Nvidia Corp.	768,860
12,774		NetApp, Inc.	990,241
4,844	[1]	Palo Alto Networks, Inc.	960,371
3,368	[1]	Paycom Software, Inc.	357,850
12,483	[1]	Red Hat, Inc.	1,762,974
27,331	[1]	Salesforce.com, Inc.	3,748,447
4,200	[1]	Sanmina Corp.	122,220
7,265	[1]	ServiceNow, Inc.	1,278,349
22,570	[1]	Synopsys, Inc.	2,018,435
27,428		Vishay Intertechnology, Inc.	685,700
18,900		Western Union Co.	381,024
4,425		Xerox Corp.	114,917
		TOTAL	46,632,442
		Materials—2.0%
5,600		Domtar, Corp.	270,032
10,933		Ecolab, Inc.	1,538,273
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Shares			Value
		COMMON STOCKS—continued
		Materials—continued
12,966		Newmont Mining Corp.	$475,593
2,471		Reliance Steel & Aluminum Co.	222,884
3,001		Sherwin-Williams Co.	1,322,631
		TOTAL	3,829,413
		Telecommunication Services—1.5%
24,694		AT&T, Inc.	789,467
27,436	[1]	T-Mobile USA, Inc.	1,646,160
8,412		Verizon Communications, Inc.	434,396
		TOTAL	2,870,023
		Utilities—3.7%
24,600		AES Corp.	328,656
1,264		Ameren Corp.	78,444
2,648		Consolidated Edison Co.	209,007
35,406		Entergy Corp.	2,877,800
24,001		Exelon Corp.	1,020,042
37,502		NiSource, Inc.	981,802
40,564		P G & E Corp.	1,747,497
1,374		Pinnacle West Capital Corp.	110,511
		TOTAL	7,353,759
		TOTAL COMMON STOCKS (IDENTIFIED COST $171,032,246)	190,643,749
		INVESTMENT COMPANIES—2.9%
740,143		Federated Government Obligations Fund, Premier Shares, 1.80%[3]	740,143
4,824,255		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3]	4,825,220
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,565,282)	5,565,363
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $176,597,528)[4]	196,209,112
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(330,155)
		TOTAL NET ASSETS—100%	$195,878,957
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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2017	—	2,025,076	2,025,076
Purchases/Additions	6,306,108	57,557,426	63,863,534
Sales/Reductions	(5,565,965)	(54,758,247)	(60,324,212)
Balance of Shares Held 7/31/2018	740,143	4,824,255	5,564,398
Value	$740,143	$4,825,220	$5,565,363
Change in Unrealized Appreciation/Depreciation	N/A	$99	$99
Net Realized Gain/(Loss)	N/A	$25	$25
Dividend Income	$5,469	$50,864	$56,333
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $176,640,156.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.95	$21.77	$22.10	$20.47	$17.26
Income From Investment Operations:
Net investment income (loss)	0.09[1]	0.26	0.19[1]	0.11[1]	0.08[1]
Net realized and unrealized gain (loss)	5.08	3.11	(0.33)	1.55	3.23
TOTAL FROM INVESTMENT OPERATIONS	5.17	3.37	(0.14)	1.66	3.31
Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.19)	(0.03)	(0.10)
Net Asset Value, End of Period	$30.01	$24.95	$21.77	$22.10	$20.47
Total Return[2]	20.78%	15.56%	(0.61)%	8.10%	19.21%
Ratios to Average Net Assets:
Net expenses	1.36%	1.38%	1.35%	1.35%	1.35%
Net investment income	0.31%	0.69%	0.94%	0.51%	0.41%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.03%	0.00%[4]	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,539	$33,799	$33,753	$40,433	$44,678
Portfolio turnover	82%	77%	62%	76%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.66	$20.66	$21.00	$19.57	$16.55
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.19)	0.03[1]	(0.05)[1]	(0.07)[1]
Net realized and unrealized gain (loss)	4.82	3.23	(0.33)	1.48	3.09
TOTAL FROM INVESTMENT OPERATIONS	4.71	3.04	(0.30)	1.43	3.02
Less Distributions:
Distributions from net investment income	—	(0.04)	(0.04)	—	—
Net Asset Value, End of Period	$28.37	$23.66	$20.66	$21.00	$19.57
Total Return[2]	19.91%	14.72%	(1.43)%	7.31%	18.25%
Ratios to Average Net Assets:
Net expenses	2.09%	2.13%	2.14%	2.11%	2.15%
Net investment income (loss)	(0.41)%	(0.06)%	0.15%	(0.26)%	(0.38)%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,625	$36,440	$36,846	$41,509	$35,052
Portfolio turnover	82%	77%	62%	76%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$25.24	$22.02	$22.37	$20.71	$17.45
Income From Investment Operations:
Net investment income (loss)	0.16[1]	0.39	0.25[1]	0.18[1]	0.13[1]
Net realized and unrealized gain (loss)	5.16	3.09	(0.34)	1.57	3.27
TOTAL FROM INVESTMENT OPERATIONS	5.32	3.48	(0.09)	1.75	3.40
Less Distributions:
Distributions from net investment income	(0.19)	(0.26)	(0.26)	(0.09)	(0.14)
Net Asset Value, End of Period	$30.37	$25.24	$22.02	$22.37	$20.71
Total Return[2]	21.15%	15.90%	(0.34)%	8.45%	19.54%
Ratios to Average Net Assets:
Net expenses	1.07%	1.08%	1.07%	1.05%	1.10%
Net investment income	0.57%	1.01%	1.22%	0.80%	0.65%
Expense waiver/reimbursement[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$95,290	$52,169	$65,435	$76,242	$62,770
Portfolio turnover	82%	77%	62%	76%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class R6 Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.85	$21.46	$21.80	$20.25	$17.09
Income From Investment Operations:
Net investment income (loss)	0.18[2]	0.21	0.10[2]	0.02[2]	(0.01)[2]
Net realized and unrealized gain (loss)	5.06	3.18	(0.33)	1.53	3.20
TOTAL FROM INVESTMENT OPERATIONS	5.24	3.39	(0.23)	1.55	3.19
Less Distributions:
Distributions from net investment income	(0.20)	—	(0.11)	—	(0.03)
Net Asset Value, End of Period	$29.89	$24.85	$21.46	$21.80	$20.25
Total Return[3]	21.17%	15.80%	(1.05)%	7.65%	18.68%
Ratios to Average Net Assets:
Net expenses	1.02%	1.07%	1.80%	1.76%	1.81%
Net investment income (loss)	0.65%	0.95%	0.49%	0.09%	(0.05)%
Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,425	$17,363	$5,717	$6,300	$5,467
Portfolio turnover	82%	77%	62%	76%	31%
1	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at value including $704,703 of securities loaned and including $5,565,363 of investment in affiliated holdings (identified cost $176,597,528)		$196,209,112
Income receivable		95,450
Income receivable from an affiliated holding		9,773
Receivable for investments sold		1,192,879
Receivable for shares sold		1,121,487
TOTAL ASSETS		198,628,701
Liabilities:
Payable for investments purchased	$1,790,044
Payable for shares redeemed	82,647
Payable for collateral due to broker for securities lending	740,143
Payable for investment adviser fee (Note 5)	3,974
Payable for administrative fees (Note 5)	426
Payable for distribution services fee (Note 5)	25,059
Payable for other service fees (Notes 2 and 5)	17,129
Accrued expenses (Note 5)	90,322
TOTAL LIABILITIES		2,749,744
Net assets for 6,567,673 shares outstanding		$195,878,957
Net Assets Consist of:
Paid-in capital		$176,146,747
Net unrealized appreciation		19,611,584
Accumulated net realized loss		(41,309)
Undistributed net investment income		161,935
TOTAL NET ASSETS		$195,878,957
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($40,538,924 ÷ 1,350,641 shares outstanding), no par value, unlimited shares authorized		$30.01
Offering price per share (100/94.50 of $30.01)		$31.76
Redemption proceeds per share		$30.01
Class C Shares:
Net asset value per share ($39,624,673 ÷ 1,396,475 shares outstanding), no par value, unlimited shares authorized		$28.37
Offering price per share		$28.37
Redemption proceeds per share (99.00/100 of $28.37)		$28.09
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Institutional Shares:
Net asset value per share ($95,290,396 ÷ 3,137,304 shares outstanding), no par value, unlimited shares authorized	$30.37
Offering price per share	$30.37
Redemption proceeds per share	$30.37
Class R6 Shares:
Net asset value per share ($20,424,964 ÷ 683,253 shares outstanding), no par value, unlimited shares authorized	$29.89
Offering price per share	$29.89
Redemption proceeds per share	$29.89
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Dividends (including $50,864 received from affiliated holdings* and net of foreign taxes withheld of $910)		$2,534,954
Net income on securities loaned (includes $5,469 received from affiliated holdings related to cash collateral balances*)		4,023
TOTAL INCOME		2,538,977
Expenses:
Investment adviser fee (Note 5)	$1,147,235
Administrative fee (Note 5)	122,462
Custodian fees	20,002
Transfer agent fee	133,509
Directors'/Trustees' fees (Note 5)	2,657
Auditing fees	26,700
Legal fees	8,668
Portfolio accounting fees	74,632
Distribution services fee (Note 5)	283,385
Other service fees (Notes 2 and 5)	185,532
Share registration costs	58,907
Printing and postage	31,155
Miscellaneous (Note 5)	25,535
TOTAL EXPENSES	2,120,379
Reimbursement of investment adviser fee (Note 5)	(2,387)
Net expenses		2,117,992
Net investment income		420,985
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $25 on sales of investments in affiliated holdings*)		17,219,025
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $99 on investments in affiliated holdings*)		10,538,220
Net realized and unrealized gain on investments		27,757,245
Change in net assets resulting from operations		$28,178,230
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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20

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$420,985	$900,715
Net realized gain	17,219,025	13,356,886
Net change in unrealized appreciation/depreciation	10,538,220	5,750,189
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,178,230	20,007,790
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(150,867)	(281,217)
Class C Shares	—	(65,140)
Institutional Shares	(353,878)	(754,521)
Class R6 Shares[1]	(139,150)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(643,895)	(1,100,878)
Share Transactions:
Proceeds from sale of shares	67,281,847	39,731,276
Net asset value of shares issued to shareholders in payment of distributions declared	596,689	1,043,477
Cost of shares redeemed	(39,304,708)	(61,662,149)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	28,573,828	(20,887,396)
Change in net assets	56,108,163	(1,980,484)
Net Assets:
Beginning of period	139,770,794	141,751,278
End of period (including undistributed net investment income of $161,935 and $462,446, respectively)	$195,878,957	$139,770,794
1	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
Prior to their re-designation on September 1, 2016, Class R6 Shares were Class R Shares.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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22

in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $2,387 is disclosed in Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$43,029
Class C Shares	37,877
Institutional Shares	46,243
Class R6 Shares	6,360
TOTAL	$133,509
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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24

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$91,070
Class C Shares	94,462
TOTAL	$185,532
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any
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25

additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$704,703	$740,143
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	239,832	$6,766,765	238,856	$5,600,940
Shares issued to shareholders in payment of distributions declared	5,033	139,021	11,576	265,655
Shares redeemed	(248,870)	(6,806,136)	(446,290)	(10,342,947)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,005)	$99,650	(195,858)	$(4,476,352)
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26

Year Ended July 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	261,516	$7,009,390	274,783	$6,059,213
Shares issued to shareholders in payment of distributions declared	—	—	2,697	58,957
Shares redeemed	(405,082)	(10,646,392)	(520,492)	(11,483,866)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(143,566)	$(3,637,002)	(243,012)	$(5,365,696)

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,752,574	$51,491,570	513,112	$12,168,267
Shares issued to shareholders in payment of distributions declared	11,422	318,781	31,013	718,865
Shares redeemed	(693,414)	(19,281,770)	(1,449,097)	(34,263,696)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,070,582	$32,528,581	(904,972)	$(21,376,564)

Year Ended July 31	2018		2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	72,607	$2,014,122	689,644	$15,902,856
Shares issued to shareholders in payment of distributions declared	5,058	138,887	—	—
Shares redeemed	(93,249)	(2,570,410)	(257,198)	(5,571,640)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(15,584)	$(417,401)	432,446	$10,331,216
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	907,427	$28,573,828	(911,396)	$(20,887,396)
1	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards, regulatory settlement proceeds and return of capital adjustments.
For the year ended July 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(37,254,849)	$(77,601)	$37,332,450
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
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The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$643,895	$1,100,878
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$163,254
Net unrealized appreciation	$19,568,956
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and non-taxable dividends.
At July 31, 2018, the cost of investments for federal tax purposes was $176,640,156. The net unrealized appreciation of investments for federal tax purposes was $19,568,956. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,200,101 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,631,145.
The Fund used capital loss carryforwards of $17,335,786 to offset capital gains realized during the year ended July 31, 2018.
Capital loss carryforwards of $37,253,961 expired during the year ended July 31, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2018, the Adviser reimbursed $2,387.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$283,385
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $11,598 of fees paid by the Fund. For the year ended July 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended July 31, 2018, FSSC received $4,036 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2018, FSC retained $8,294 in sales charges from the sale of Class A Shares. FSC also retained $810 of CDSC relating to redemptions of Class C Shares.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2018, were as follows:
Purchases	$150,245,764
Sales	$124,604,495
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2018, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2018, 100% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED MDT SERIES AND SHAREHOLDERS OF FEDERATED MDT ALL CAP CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall
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presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,028.40	$6.79
Class C Shares	$1,000	$1,024.90	$10.39
Institutional Shares	$1,000	$1,030.20	$5.29
Class R6 Shares	$1,000	$1,030.30	$5.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class C Shares	$1,000	$1,014.50	$10.34
Institutional Shares	$1,000	$1,019.60	$5.26
Class R6 Shares	$1,000	$1,019.80	$5.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class C Shares	2.07%
Institutional Shares	1.05%
Class R6 Shares	1.01%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

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Evaluation and Approval of Advisory Contract–May 2018
Federated MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology
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(including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of
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having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
37309 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2017 through July 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
Federated MDT Balanced Fund's (the “Fund”) total return, based on net asset value, for the 12-month reporting period ended July 31, 2018, was 11.91% for Class A Shares, 11.09% for Class C Shares, 12.15% for Institutional Shares and 12.24% for Class R6 Shares. Over the same period, the Fund's custom blended benchmark (“Blended Index”),1 which consists of a 60%/40% blend of the Standard & Poor's 500 Index (S&P 500)2 and the Bloomberg Barclays U.S. Aggregate Bond Index (BAB),3 returned 9.23%. The total return of the Morningstar US Allocation 50% - 70% Equity Category Average (MA50-70),4 a peer group average for the Fund, was 7.08% during the period. The Fund's and the MA50-70's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the Fund's investment strategy focused on security selection within the equity segment of the portfolio, asset allocation, and duration positioning within the fixed-income segment of the portfolio. These were the most significant factors affecting the Fund's performance relative to the Blended Index during the period.
The following discussion will focus on the performance of the Fund's Class R6 Shares.
MArket Overview
During the reporting period, overall domestic equity market performance was strong as evidenced by the 16.39% return on the whole-market Russell 3000® Index (R3000).5 On average, very small-cap stocks6 had the best year, followed by very large-cap stocks: the Russell Microcap® Index7 returned 20.80%, the small-cap Russell 2000® Index8 returned 18.73%, and the Russell Top 200® Index9 returned 17.28%. Mid-cap stocks trailed for the year with the Russell Midcap® Index10 returning 13.45%. In terms of style, growth led value by a substantial margin with the Russell 3000® Growth Index11 returning 22.86% and the Russell 3000® Value Index12 9.91% for the year.
The best performing sectors in the R3000 during the reporting period were Information Technology (27.94%) Consumer Discretionary (21.61%) and Energy (20.71%), while the most significant underperforming sectors were Telecom Services (-2.46%) and Consumer Staples (0.11%).
International equities13 in developed markets underperformed the domestic equity market during the reporting period with the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index14 returning 6.40%. Emerging market15 equities performance was even weaker, with the MSCI Emerging Markets Index16 returning 4.36% during the reporting period.
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Interest rates increased across the maturity spectrum during the period, while credit spreads were generally flat leading to a modestly negative result for the BAB which returned -0.80%.17
Real Estate Investment Trust (REIT) performance was hindered by the increase in interest rates, with the MSCI REIT Index18 returning 3.12% during the reporting period.
EQUITIES
Domestic equity investments outperformed the broad market as measured by the R3000 during the period. Investments in the Health Care, Consumer Staples and Energy sectors were the most significant positive factors in the Fund's domestic equity performance relative to the R3000, while investments in the Utilities and Financials sectors were the most significant negative contributors to relative results.
ASSET ALLOCATION
While there was some fluctuation, the stock/bond allocation was consistently positioned to be overweight equities throughout the period. This was a positive for relative performance as equities solidly outperformed fixed-income investments over the course of the reporting period.
FIXED INCOME
During the reporting period, the fixed-income portion of the portfolio outperformed the BAB with duration management as the most significant contributor to relative performance. Interest rate exposure ranged from 90 to 95% of that of the benchmark, which helped performance as interest rates increased. Sector allocation and security selection also contributed positively over the reporting period.
1	The Fund's Blended Index, which reflects 60% of the S&P 500 and 40% of the BAB, is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it is more reflective of the Fund's balanced investment style.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500 Index, one of the Fund's broad-based securities market indices. The S&P 500's return for the 12-month reporting period was 16.24%.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAB, one of the Fund's broad-based securities market indices. The BAB's return for the 12-month reporting period was -0.80%.
4	Please see the footnotes to the line graphs below for definitions of, and further information about, the MA50-70.
5	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.*
6	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
7	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and
Annual Shareholder Report

unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
8	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
9	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
10	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
11	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
12	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
13	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
14	The MSCI EAFE Index is an equity index which captures large- and mid-cap representation across developed markets countries around the world, excluding the US and Canada.*
15	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
16	The MSCI Emerging Markets Index captures large- and mid-cap representation across 24 emerging markets countries.*
17	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
18	The MSCI REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund from July 31, 2008 to July 31, 2018, compared to the Standard and Poor's 500 Index (S& P 500),2 the Bloomberg Barclays U.S. Aggregate Bond Index (BAB),3 60% S&P 500/40% BAB (Blended Index) and the Morningstar Allocation-50% to 70% Equity Funds Average (MA50-70).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2018
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Periods Ended 7/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	5.77%	6.59%	5.58%
Class C Shares	10.09%	6.99%	5.39%
Institutional Shares	12.15%	8.07%	6.44%
Class R6 Shares[5]	12.24%	7.75%	5.91%
S&P 500	16.24%	13.12%	10.67%
BAB	(0.80)%	2.25%	3.73%
Blended Index	9.23%	8.79%	8.13%
MA50-70	7.08%	6.55%	6.62%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, BAB and MA50-70 have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 Index, a broad-based securities market index of the Fund, is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The S& P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.
3	The BAB Index, a broad-based securities market index of the Fund, is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The BAB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The BAB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
Annual Shareholder Report

4	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5	Prior to September 1, 2016, Class R6 Shares were known as Class R Shares and included 12b-1 fees and certain other expenses. As of September 1, 2016, Class R6 does not include such 12b-1 fees and certain other expenses, and the performance shown above for Class R6 prior to September 1, 2016, reflects the higher Class R expenses.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	58.5%
Corporate Debt Securities	12.1%
Federated Mortgage Core Portfolio	7.3%
International Equity Securities (including International Exchange-Traded Fund)	7.0%
U.S. Treasury Securities[2]	2.7%
Federated Project and Trade Finance Core Fund	2.0%
High Yield Bond Portfolio	1.9%
Collateralized Mortgage Obligations	1.8%
Emerging Markets Core Fund	1.5%
Federated Bank Loan Core Fund	1.4%
Asset-Backed Securities	0.5%
Securities Lending Collateral[3]	0.4%
Derivative Contracts[4]	0.0%[5]
Cash Equivalents[6]	3.2%
Other Assets and Liabilities—Net[7]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.
2	Includes U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At July 31, 2018, the Fund's sector composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	22.9%
Financials	15.7%
Health Care	14.7%
Consumer Discretionary	12.2%
Industrials	11.5%
Consumer Staples	6.7%
Energy	6.7%
Utilities	3.8%
Real Estate	2.3%
Materials	2.0%
Telecommunication Services	1.5%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
July 31, 2018
Shares or Principal Amount			Value
		COMMON STOCKS—58.8%
		Consumer Discretionary—7.2%
5,200		Abercrombie & Fitch Co., Class A	$123,188
211	[1]	America's Car-Mart, Inc.	13,504
1,208	[1]	AutoZone, Inc.	852,280
397		BJ's Restaurants, Inc.	25,110
612	[1]	Beazer Homes USA, Inc.	7,840
7,113		Bed Bath & Beyond, Inc.	133,226
826		Big 5 Sporting Goods Corp.	5,328
2,400		Big Lots, Inc.	104,232
458	[2]	Buckle, Inc.	11,015
192	[1]	Burlington Stores, Inc.	29,340
1,586		Chicos Fas, Inc.	13,798
630		Children's Place, Inc./The	77,427
26		Churchill Downs, Inc.	7,435
758	[1]	Cooper-Standard Holding, Inc.	102,178
13,017		D. R. Horton, Inc.	568,843
7,966	[1]	DISH Network Corp., Class A	251,407
84	[1]	Deckers Outdoor Corp.	9,478
2,405		Dillards, Inc., Class A	193,049
125	[1]	Five Below, Inc.	12,145
24,635		Ford Motor Co.	247,335
3,861	[1]	Fossil Group, Inc.	101,158
6,386	[1,2]	GNC Holdings, Inc.	20,307
5,192	[2]	GameStop Corp.	74,817
6,450		Gap (The), Inc.	194,597
4,741		Goodyear Tire & Rubber Co.	114,780
3,800		Guess ?, Inc.	86,108
745	[1]	Helen of Troy Ltd.	85,340
142	[1,2]	IRobot Corp.	11,254
1,306		KB Home	31,018
352	[1]	K12, Inc.	5,759
9,031		Kohl's Corp.	667,120
11,059		Las Vegas Sand Corp.	795,142
881		Lear Corp.	158,695
2,435		Libbey, Inc.	23,327
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
3,881	[1]	Live Nation Entertainment, Inc.	$191,256
2,080	[1]	Lululemon Athletica, Inc.	249,496
442		M.D.C. Holdings, Inc.	12,836
28,128	[1]	MSG Networks, Inc.	662,414
10,944		Macy's, Inc.	434,805
64		Marriott Vacations Worldwide Corp.	7,623
198		Movado Group, Inc.	9,860
647	[1]	Murphy USA, Inc.	51,268
1,750		National CineMedia, Inc.	14,455
2,093	[1]	NetFlix, Inc.	706,283
243		Nexstar Media Group, Inc.	18,091
463		Nutri/System, Inc.	18,520
141	[2]	PetMed Express, Inc.	5,235
268	[1]	Planet Fitness, Inc.	12,735
320		Pool Corp.	49,040
90	[1,2]	RH	12,227
5,750		Royal Caribbean Cruises, Ltd.	648,370
3,900	[1,2]	Sally Beauty Holdings, Inc.	64,311
812	[1]	SeaWorld Entertainment, Inc.	17,296
387	[1]	Shutterfly, Inc	31,835
7,184	[1]	Skechers USA, Inc., Class A	199,140
1,382	[1]	TRI Pointe Group, Inc.	19,583
604		Tailored Brands, Inc.	12,177
551		Target Corp.	44,455
1,105		Tile Shop Hldgs., Inc.	9,172
3,515		Toll Brothers, Inc.	123,939
298	[1]	TopBuild Corp. - W/I	22,135
5,423		Tupperware Brands Corp.	199,078
106	[1]	Ulta Beauty, Inc.	25,905
1,953		Vail Resorts, Inc.	540,727
9,289		Viacom, Inc., Class B - New	269,845
8,758		Walt Disney Co.	994,558
119	[1]	Weight Watchers International, Inc.	10,654
216		World Wrestling Entertainment, Inc.	17,088
5,188		Wyndham Destinations, Inc.	239,271
212		Wynn Resorts Ltd.	35,357
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,135	[1]	Zumiez, Inc.	$25,708
		TOTAL	11,164,328
		Consumer Staples—3.9%
2,708	[1]	Cal-Maine Foods, Inc.	121,860
675		Church and Dwight, Inc.	37,732
3,483		Dean Foods Co.	34,203
12,024		Estee Lauder Cos., Inc., Class A	1,622,518
4,289		Fresh Del Monte Produce, Inc.	155,691
18,052		McCormick & Co., Inc.	2,121,832
191		Medifast, Inc.	32,791
13,626		PepsiCo, Inc.	1,566,990
3,953	[1]	Post Holdings, Inc.	342,172
87	[1]	The Boston Beer Co., Inc., Class A	23,921
163	[1]	USANA Health Sciences, Inc.	21,557
172	[1]	United Natural Foods, Inc.	5,538
226		Universal Corp.	15,617
63		WD 40 Co.	10,089
		TOTAL	6,112,511
		Energy—3.9%
17,723		Chevron Corp.	2,237,883
2,907	[1]	Cloud Peak Energy, Inc.	7,587
21,593		ConocoPhillips	1,558,367
182	[1]	Dril-Quip, Inc.	9,382
3,569		EOG Resources, Inc.	460,187
442	[1]	Exterran Corp.	12,252
13,068		Exxon Mobil Corp.	1,065,173
446		Gulf Island Fabrication, Inc.	4,036
5,581		HollyFrontier Corp.	416,231
603	[1]	Key Energy Services, Inc.	10,106
352	[1]	McDermott International, Inc.	6,340
10,600	[1]	Noble Corp. PLC	61,904
1,524	[1]	Oasis Petroleum, Inc.	18,623
1,388		Occidental Petroleum Corp.	116,495
2,311	[1]	Overseas Shipholding Group, Inc.	8,320
419	[1]	PDC Energy, Inc.	26,389
3,698	[1]	Rowan Companies PLC	53,547
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
2,649	[1]	W&T Offshore, Inc.	$18,384
		TOTAL	6,091,206
		Financials—9.3%
11,110		Allstate Corp.	1,056,783
169		American Equity Investment Life Holding Co.	6,038
1,152	[1]	Arch Capital Group Ltd.	35,205
13,202		Assured Guaranty Ltd.	513,822
3,734	[1]	Athene Holding Ltd.	171,279
759		BancorpSouth Bank	24,971
11,267		Bank of America Corp.	347,925
319		Beneficial Mutual Bancorp	5,184
4,700	[2]	Blackstone Mortgage Trust, Inc., Class A	155,758
1,309		CNO Financial Group, Inc.	26,638
485		Cadence BanCorporation	13,207
415		Cathay Bancorp, Inc.	17,260
2,010		Citizens Financial Group, Inc.	79,958
4,570		Comerica, Inc.	443,016
5,189	[1]	E*Trade Financial Corp.	310,354
705	[1]	Enova International, Inc.	21,855
158		Enterprise Financial Services Corp.	8,888
792		Everest Re Group Ltd.	172,933
1,592	[1,2]	Ezcorp, Inc., Class A	18,228
115		Federal Agricultural Mortgage Association, Class C	10,843
20,900		Fifth Third Bancorp	618,431
618		First Bancorp, Inc.	25,598
244		First Business Financial Services, Inc.	5,797
700		First Defiance Financial Corp.	22,512
319		First Guaranty Bancshares, Inc.	8,422
346		First Merchants Corp.	16,331
1,166	[1]	First NBC Bank Holding Co.	50
528		Fulton Financial Corp.	9,161
333		Hancock Whitney Corp.	16,733
236	[1]	Hometrust Bancshares, Inc.	6,868
13,300		Huntington Bancshares, Inc.	205,352
485		Iberiabank Corp.	40,304
2,768		Investors Bancorp, Inc.	34,655
17,097		JPMorgan Chase & Co.	1,965,300
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
16,358		KeyCorp	$341,392
1,424		M & T Bank Corp.	246,850
1,091	[1]	MGIC Investment Corp.	13,616
115		Mercantile Bank Corp.	4,085
473		Meridian Bancorp, Inc.	8,656
121		Midland States Bancorp, Inc.	4,075
468		National Bank Holdings Corp., Class A	18,523
17,976		Navient Corp.	237,463
15,700		New Residential Investment Corp.	280,873
86	[1]	Nicolet Bankshares, Inc.	4,760
4,544		Northern Trust Corp.	496,296
6,815		PNC Financial Services Group	987,016
517		Peapack-Gladstone Financial Corp.	16,999
6,300		Popular, Inc.	312,669
93		Preferred Bank Los Angeles, CA	5,788
22,418		Prudential Financial	2,262,200
280		Republic Bancorp, Inc.	13,404
138		Sandy Spring Bancorp, Inc.	5,397
355		Sierra Bancorp	10,487
204		Simmons 1st National Corp., Class A	6,079
3,404		State Street Corp.	300,607
689		SunTrust Banks, Inc.	49,656
128	[1]	Texas Capital Bancshares, Inc.	11,622
16,974		The Travelers Cos, Inc.	2,208,996
277		TriCo Bancshares	10,753
223		UMB Financial Corp.	16,032
299		Universal Insurance Holdings, Inc.	13,276
271		WSFS Financial Corp.	15,366
640		Washington Federal, Inc.	21,472
1,722		Waterstone Financial, Inc.	29,274
544		Western New England Bancorp, Inc.	5,902
196		Wintrust Financial Corp.	17,195
		TOTAL	14,392,438
		Health Care—8.7%
282	[1,2]	AMAG Pharmaceutical, Inc.	6,218
800		AbbVie, Inc.	73,784
2,526	[1]	Abiomed, Inc.	895,543
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
5,606	[1]	Align Technology, Inc.	$1,999,380
199	[1]	Amedisys, Inc.	18,632
1,138	[1]	athenahealth, Inc.	171,508
227	[1]	Audentes Therapeutics, Inc.	8,546
9,573		Baxter International, Inc.	693,564
685	[1]	Bio Rad Laboratories, Inc., Class A	210,055
15,586	[1]	Celgene Corp.	1,404,143
1,032		Chemed Corp.	326,143
152	[1]	Coherus Biosciences, Inc.	2,896
15,524	[1]	Community Health Systems, Inc.	51,850
776		Dentsply Sirona, Inc.	37,333
1,324	[1]	DepoMed, Inc.	11,731
146	[1]	Enanta Pharmaceuticals, Inc.	14,238
563	[1]	Endo International PLC	7,004
216	[1,2]	G1 Therapeutics, Inc.	11,092
320	[1]	Genomic Health, Inc.	17,178
336	[1]	Globus Medical, Inc.	17,297
629		HCA Healthcare, Inc.	78,141
278	[1]	Haemonetics Corp.	27,144
354	[1]	HealthEquity, Inc.	26,727
327	[1]	Heron Therapeutics, Inc.	12,246
957	[1]	Horizon Pharma PLC	16,872
2,214		Humana, Inc.	695,594
132	[1]	ICU Medical, Inc.	37,858
266	[1]	IDEXX Laboratories, Inc.	65,151
1,606	[1]	Illumina, Inc.	520,922
393	[1]	Immunomedics, Inc.	9,404
168	[1]	Inogen, Inc.	33,474
254	[1]	Integer Holdings Corp.	18,148
381	[1]	Iradimed Corp.	8,763
10,941		Johnson & Johnson	1,449,901
140	[1]	Ligand Pharmaceuticals, Inc., Class B	30,566
22,002		Lilly (Eli) & Co.	2,174,018
101	[1]	Loxo Oncology, Inc.	16,927
806		Luminex Corp.	27,291
1,427		Merck & Co., Inc.	93,996
130	[1]	Mirati Therapeutics, Inc.	7,982
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
131	[1]	Molina Healthcare, Inc.	$13,636
266	[1]	Novocure Ltd.	9,044
231	[1]	NuVasive, Inc.	13,409
544	[1]	Orthofix International NV	32,907
8,770	[1]	PDL BioPharma, Inc.	22,013
32,154		Pfizer, Inc.	1,283,909
228	[1]	Supernus Pharmaceuticals, Inc.	12,073
345	[1]	Ultragenyx Pharmaceutical, Inc.	27,293
4,139	[1]	Vertex Pharmaceuticals, Inc.	724,532
		TOTAL	13,468,076
		Industrials—6.8%
2,951		AGCO Corp.	185,972
571	[1]	ASGN, Inc.	51,561
1,448		Acco Brands Corp.	18,534
120	[1]	Aerovironment, Inc.	8,833
17,704		Allison Transmission Holdings, Inc.	832,088
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	136,447
804		C.H. Robinson Worldwide, Inc.	74,153
5,391		CSX Corp.	381,036
280	[1]	Caesarstone Ltd.	4,410
6,473		Caterpillar, Inc.	930,817
417	[1]	Chart Industries, Inc.	32,563
145	[1]	Cimpress NV	21,180
9,950		Cintas Corp.	2,034,576
8,376	[1]	Colfax Corp.	270,545
3,106	[1]	Copart, Inc.	178,253
2,263	[1]	CoStar Group, Inc.	941,068
1,829		Cummins, Inc.	261,199
1,577		Deluxe Corp.	92,933
305		Dover Corp.	25,309
1,032		Ennis, Inc.	22,446
359		Essendant, Inc.	5,970
241	[1]	FTI Consulting, Inc.	19,029
727		Fortive Corp.	59,672
404		Greenbrier Cos., Inc.	22,887
714	[1]	Harsco Corp.	18,100
202	[1]	Herc Holdings, Inc.	11,478
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
472		Hurco Cos., Inc.	$20,910
407		Ingersoll-Rand PLC	40,094
232		Insperity, Inc.	22,063
3,004	[1]	Jet Blue Airways Corp.	54,072
727		Kennametal, Inc.	28,324
261		MSA Safety, Inc.	26,330
600		Miller Herman, Inc.	22,710
874	[1]	Nexeo Solutions, Inc.	7,936
29,987		Paccar, Inc.	1,970,746
10,000		Pitney Bowes, Inc.	87,300
156	[1]	Proto Labs, Inc.	19,445
243		Quad Graphics, Inc.	4,996
3,514		R.R. Donnelley & Sons Co.	20,733
134		Raytheon Co.	26,430
783		Republic Services, Inc.	56,752
424		Roper Technologies, Inc.	128,006
552		Rush enterprises, Inc., Class A	24,890
10,666	[1]	SPX Corp.	395,709
247		SkyWest, Inc.	14,795
642		Spartan Motors, Inc.	9,469
316	[1]	Taser International, Inc.	21,466
1,105	[1]	Titan Machinery, Inc.	16,730
3,342		Trinity Industries, Inc.	127,330
101		Unifirst Corp.	18,902
442	[1]	Univar, Inc.	12,151
1,945	[1]	Verisk Analytics, Inc.	215,156
880		W. W. Grainger, Inc.	304,973
607		Waste Management, Inc.	54,630
262		Werner Enterprises, Inc.	9,759
437	[1]	XPO Logistics, Inc.	43,578
1,161		Xylem, Inc.	88,886
		TOTAL	10,536,330
		Information Technology—13.4%
5,610	[1]	Adobe Systems, Inc.	1,372,655
1,568	[1]	Advanced Energy Industries, Inc.	96,024
1,753	[1]	Akamai Technologies, Inc.	131,931
1,828	[1]	Alphabet, Inc., Class A Shares	2,243,358
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
6,503		Apple, Inc.	$1,237,456
10,107		Applied Materials, Inc.	491,503
149	[1]	Aspen Technology, Inc.	14,273
90		Blackbaud, Inc.	8,983
169	[1]	CACI International, Inc., Class A	29,609
105		Cabot Microelectronics Corp.	12,647
624	[1]	Care.com, Inc.	11,244
327	[1]	Cornerstone OnDemand, Inc.	16,154
346	[1]	Coupa Software, Inc.	21,213
269	[1]	Cray, Inc.	6,712
570	[1]	Diodes, Inc.	21,181
620	[1]	Etsy, Inc.	25,333
9,745	[1]	Facebook, Inc.	1,681,792
1,006	[1]	First Solar, Inc.	52,664
452	[1]	Five9, Inc.	14,419
3,796	[1]	Fortinet, Inc.	238,806
127	[1]	GrubHub, Inc.	15,480
12,808		HP, Inc.	295,609
6,300	[1]	IAC Interactive Corp.	927,675
1,900	[1]	Insight Enterprises, Inc.	95,513
37,097		Intel Corp.	1,784,366
186		Intuit, Inc.	37,989
17,511		Juniper Networks, Inc.	461,240
650	[1]	Kimball Electronics, Inc.	13,228
4,136		Lam Research Corp.	788,487
22		Littelfuse, Inc.	4,770
78		MKS Instruments, Inc.	7,355
10,686		Mastercard, Inc., Class A	2,115,828
88		Monolithic Power Systems	11,676
1,889		Nvidia Corp.	462,541
7,425		NetApp, Inc.	575,586
265	[1]	New Relic, Inc.	25,890
2,424	[1]	Palo Alto Networks, Inc.	480,582
344	[1]	Paylocity Holding Corp.	19,952
140		Progress Software Corp.	5,151
70	[1]	Proofpoint, Inc.	7,984
245	[1]	Qualys, Inc.	21,339
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,037	[1]	Red Hat, Inc.	$570,146
146	[1]	RingCentral, Inc.	10,768
319	[1]	SPS Commerce, Inc.	27,367
602	[1]	SailPoint Technologies Holding	14,502
14,910	[1]	Salesforce.com, Inc.	2,044,906
7,000	[1]	Sanmina Corp.	203,700
2,479	[1]	ServiceNow, Inc.	436,205
73	[1]	Silicon Laboratories, Inc.	6,953
1,164	[1]	Splunk, Inc.	111,860
26	[1]	Stamps.com, Inc.	6,786
7,975	[1]	Synopsys, Inc.	713,204
419	[1]	TTM Technologies	7,274
174	[1]	Trade Desk, Inc./The	14,672
567		Travelport Worldwide Ltd.	10,716
129	[1]	Verint Systems, Inc.	5,792
23,570		Vishay Intertechnology, Inc.	589,250
10,000		Western Union Co.	201,600
209	[1]	Yelp, Inc.	7,708
190	[1]	Zebra Technologies Co., Class A	26,207
156	[1]	Zendesk, Inc.	8,497
		TOTAL	20,904,311
		Materials—1.2%
814	[1]	AgroFresh Solutions, Inc.	5,788
458		Boise Cascade Co.	19,808
649		Carpenter Technology Corp.	35,546
576		Commercial Metals Corp.	12,868
3,600		Domtar Corp.	173,592
4,179		Ecolab, Inc.	587,985
1,392		Gold Resource Corp.	9,118
892	[1]	Intrepid Potash, Inc.	3,809
890		Louisiana-Pacific Corp.	23,959
8,026		Newmont Mining Corp.	294,394
450		Schnitzer Steel Industries, Inc., Class A	14,827
1,539		Sherwin-Williams Co.	678,283
63		Stepan Co.	5,518
195		Trinseo SA	14,566
		TOTAL	1,880,061
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—1.3%
800		Alexandria Real Estate Equities, Inc.	$101,952
763	[1]	Altisource Portfolio Solutions S.A.	25,415
1,200		American Tower Corp.	177,888
8,500		DiamondRock Hospitality Co.	101,320
1,200		EastGroup Properties, Inc.	114,384
3,500		First Industrial Realty Trust	113,925
7,200		Host Hotels & Resorts, Inc.	150,768
8,600		Invitation Homes, Inc.	198,746
2,500		Liberty Property Trust	107,150
4,100	[2]	Pebblebrook Hotel Trust	158,055
4,000		Rexford Industrial Realty, Inc.	122,560
3,000		STORE Capital Corp.	82,350
800		Simon Property Group, Inc.	140,968
2,100		Sun Communities, Inc.	203,616
9,000		Sunstone Hotel Investors, Inc.	146,430
3,400		Terreno Realty Corp.	125,494
		TOTAL	2,071,021
		Telecommunication Services—0.9%
8,238		AT&T, Inc.	263,369
2,448	[2]	Frontier Communications Corp.	12,779
12,534	[1]	T-Mobile USA, Inc.	752,040
6,657		Verizon Communications	343,767
2,031	[1]	Vonage Holdings Corp.	26,017
		TOTAL	1,397,972
		Utilities—2.2%
15,600		AES Corp.	208,416
668		Consolidated Edison Co.	52,725
17,125		Entergy Corp.	1,391,920
8,645		Exelon Corp.	367,413
447		Northwestern Corp.	26,521
213		New Jersey Resources Corp.	9,851
5,346		NiSource, Inc.	139,958
99		ONE Gas, Inc.	7,627
27,224		P G & E Corp.	1,172,810
746		PNM Resources, Inc.	29,355
767		Portland General Electric Co.	34,791
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
179		Southwest Gas Holdings, Inc.	$13,998
		TOTAL	3,455,385
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,210,717)	91,473,639
		ASSET-BACKED SECURITIES—0.5%
		Auto Receivables—0.1%
$100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.66%, 11/15/2021	99,621
		Credit Card—0.2%
350,000	[3]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.802%, (1-month USLIBOR +0.730%) 1/18/2022	351,217
		Home Equity Loan—0.0%
17,926		CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.51%, 8/25/2032	18,277
		Other—0.2%
115,000	[3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 3.414%, (1-month USLIBOR +1.350%) 9/27/2021	115,182
128,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	126,252
		TOTAL	241,434
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $711,809)	710,549
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Commercial Mortgage—1.8%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.17%, 7/15/2049	163,383
190,000		Bank, Class A4, 3.488%, 11/15/2050	185,214
447	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.209%, 3/25/2031	451
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	177,269
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	199,048
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	70,903
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	127,011
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.0938% 6/10/2046	200,354
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49% 10/10/2047	204,641
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	297,185
200,000		FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	198,452
Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$1,344		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	$1,417
1,694		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	1,784
4,962		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	5,367
73,715		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	71,124
299,898		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	297,191
4,946	[3]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	5,291
1,163		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	1,175
100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	101,678
5,264		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	5,712
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	191,819
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.6939%, 3/15/2050	49,737
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	101,180
150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	149,139
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	25,812
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,938,071)	2,832,337
		CORPORATE BONDS—12.1%
		Basic Industry - Chemicals—0.0%
35,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	36,055
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	20,661
		TOTAL	56,716
		Basic Industry - Metals & Mining—0.3%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,206
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	61,954
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	40,814
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/1/2022	19,984
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	101,951
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	23,935
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	$167,607
		TOTAL	431,451
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 3/15/2023	9,764
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	20,625
		TOTAL	30,389
		Capital Goods - Aerospace & Defense—0.2%
100,000		Arconic, Inc., 5.870%, 2/23/2022	103,750
11,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	11,499
20,000		Raytheon Co., Sr. Note, 4.400%, 2/15/2020	20,459
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	9,846
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.078%, (3-month USLIBOR +1.735%) 2/15/2042	36,300
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,402
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	50,924
		TOTAL	282,180
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	188,666
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	79,652
		TOTAL	268,318
		Capital Goods - Diversified Manufacturing—0.1%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	15,431
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	29,428
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,017
200,000		Valmont Industries, Inc., 5.25%, 10/1/2054	179,401
		TOTAL	240,277
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	87,369
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 6/15/2022	45,502
10,000		WestRock Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	10,094
		TOTAL	55,596
		Communications - Cable & Satellite—0.2%
200,000		CCO Safari II LLC, 4.908%, 7/23/2025	204,042
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	93,175
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$30,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 4/1/2019	$31,007
	TOTAL	328,224
	Communications - Media & Entertainment—0.4%
75,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/1/2043	86,532
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	33,060
25,000	Moody's Corp., Sr. Unsecd. Note, 5.500%, 9/1/2020	26,130
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	239,211
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	19,897
150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	155,845
	TOTAL	560,675
	Communications - Telecom Wireless—0.2%
100,000	American Tower Corp., Sr. Unsecd. Note, 3.400%, 2/15/2019	100,378
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	142,228
	TOTAL	242,606
	Communications - Telecom Wirelines—0.1%
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	92,093
	Consumer Cyclical - Automotive—0.6%
175,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	174,297
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	14,142
100,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	86,546
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	198,087
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	157,848
150,000	General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2019	150,323
100,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	100,007
	TOTAL	881,250
	Consumer Cyclical - Leisure—0.1%
200,000	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	207,676
	Consumer Cyclical - Lodging—0.1%
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	29,356
50,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 3/1/2019	49,993
	TOTAL	79,349
	Consumer Cyclical - Retailers—0.4%
50,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	50,971
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	37,253
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	$238,291
175,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	160,321
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	10,340
80,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	72,410
	TOTAL	569,586
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	193,067
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	128,451
65,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	68,101
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	11,719
70,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	68,110
	TOTAL	469,448
	Consumer Non-Cyclical - Food/Beverage—0.8%
100,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	100,943
300,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	277,585
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	130,913
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	79,133
270,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 1/29/2028	261,302
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 4/9/2023	195,382
60,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	57,270
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	50,857
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	119,182
	TOTAL	1,272,567
	Consumer Non-Cyclical - Health Care—0.2%
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	14,671
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	295,263
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	10,058
	TOTAL	319,992
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	298,380
	Consumer Non-Cyclical - Products—0.1%
200,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	193,173
	Consumer Non-Cyclical - Tobacco—0.0%
24,000	Altria Group, Inc., 9.250%, 8/6/2019	25,495
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.3%
$250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	$248,426
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	120,540
30,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	30,653
100,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	98,318
	TOTAL	497,937
	Energy - Integrated—0.2%
135,000	BP Capital Markets PLC, 3.119%, 5/4/2026	129,616
75,000	Husky Energy, Inc., 4.000%, 4/15/2024	74,909
53,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.299%, 1/27/2025	50,814
25,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	24,750
	TOTAL	280,089
	Energy - Midstream—0.6%
100,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	97,752
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	76,858
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	170,086
10,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 7/15/2020	10,347
150,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 3/1/2043	145,010
100,000	Kinder Morgan, Inc., 5.05%, 2/15/2046	98,180
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,313
195,000	ONEOK, Inc., Sr Unsecured Note, 4.95%, 7/13/2047	198,644
20,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,175
30,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,357
	TOTAL	885,722
	Energy - Oil Field Services—0.1%
15,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	15,150
20,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	19,750
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2023	47,000
	TOTAL	81,900
	Energy - Refining—0.0%
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	11,793
	Financial Institution - Banking—2.7%
74,000	American Express Co., 2.650%, 12/2/2022	71,282
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 5/5/2021	$243,846
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 2/1/2019	49,925
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	291,009
250,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.987%, (3-month USLIBOR +0.650%) 10/1/2021	251,311
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	104,633
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	196,519
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	196,136
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	239,826
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	162,570
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	26,063
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,061
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	79,556
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	274,484
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	29,238
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/01/2041	181,424
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	52,118
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 4/1/2019	249,198
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	391,359
325,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.400%, 1/6/2042	366,326
300,000		Morgan Stanley, 4.300%, 01/27/2045	293,295
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	117,224
210,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	208,942
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	128,596
		TOTAL	4,233,941
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	79,207
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	134,611
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	14,011
		TOTAL	227,829
		Financial Institution - Finance Companies—0.3%
170,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	169,704
250,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	243,669
		TOTAL	413,373
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Health—0.1%
$100,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.25%, 6/15/2048	$102,474
45,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	49,029
	TOTAL	151,503
	Financial Institution - Insurance - Life—0.7%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	201,044
25,000	American International Group, Inc., 4.500%, 7/16/2044	23,990
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	35,339
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	124,976
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,210
275,000	Mass Mutual Global Funding II, Series 144A, 2.000%, 4/15/2021	265,419
10,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	15,388
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	249,277
15,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	20,066
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	9,786
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	9,907
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	60,250
	TOTAL	1,025,652
	Financial Institution - Insurance - P&C—0.1%
100,000	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/1/2044	100,078
65,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	101,322
	TOTAL	201,400
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	19,680
10,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	10,282
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	64,126
	TOTAL	94,088
	Financial Institution - REIT - Healthcare—0.1%
40,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	41,802
50,000	Healthcare Trust of America, 3.700%, 4/15/2023	49,064
	TOTAL	90,866
	Financial Institution - REIT - Office—0.1%
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	50,102
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2028	$67,343
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	51,491
55,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	56,456
	TOTAL	225,392
	Financial Institution - REIT - Other—0.0%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	75,761
	Financial Institution - REIT - Retail—0.0%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	49,263
20,000	Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	20,511
	TOTAL	69,774
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	30,941
	Technology—0.5%
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	28,969
140,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	139,436
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	20,155
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	253,803
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	120,530
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	52,545
70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	70,428
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	19,817
50,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	51,753
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,116
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	25,190
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	51,160
	TOTAL	843,902
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	59,818
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	28,738
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	206,901
	TOTAL	295,457
Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Services—0.2%
$50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	$49,983
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	68,280
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.75%, 6/9/2023	200,067
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	30,059
	TOTAL	348,389
	Utility - Electric—1.0%
5,000	Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 4/1/2019	5,127
110,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	100,085
70,000	Electricite de France SA, Note, Series 144A, 5.600%, 1/27/2040	76,113
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	139,892
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	163,114
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	191,568
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	102,181
10,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,245
20,000	Indiana Michigan Power Co., Sr Unsecured Note, Series L, 3.75%, 7/1/2047	18,518
70,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.55%, 3/15/2046	73,066
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 4/20/2046	112,550
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.00%, 3/1/2032	34,605
50,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	49,842
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	232,786
50,000	Progress Energy, Inc., 7.050%, 3/15/2019	51,292
175,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	166,361
10,000	TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	10,257
40,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	40,864
	TOTAL	1,578,466
	Utility - Natural Gas—0.1%
20,000	Atmos Energy Corp., 8.500%, 3/15/2019	20,688
50,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	50,478
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	64,129
	TOTAL	135,295
	TOTAL CORPORATE BONDS (IDENTIFIED COST $18,873,740)	18,792,280
Annual Shareholder Report

Shares or Principal Amount			Value
		U.S. TREASURY—2.7%
$134,920		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	$148,426
106,138	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	103,798
166,715		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	162,541
101,982		U.S. Treasury Inflation-Protected Note, 0.500%, 1/15/2028	98,535
268,373		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2023	265,624
85,000		United States Treasury Bond, 2.500%, 2/15/2045	76,032
125,000		United States Treasury Bond, 3.125%, 5/15/2048	126,074
30,000		United States Treasury Note, 1.875%, 3/31/2022	29,029
10,000		United States Treasury Note, 2.250%, 11/15/2024	9,621
200,000		United States Treasury Note, 2.250%, 2/29/2020	198,965
45,000		United States Treasury Note, 2.250%, 2/15/2027	42,616
125,000		United States Treasury Note, 2.250%, 11/15/2027	117,775
700,000		United States Treasury Note, 2.500%, 6/30/2020	697,791
1,300,000		United States Treasury Note, 2.625%, 6/30/2023	1,286,899
185,000		United States Treasury Note, 2.750%, 5/31/2023	184,247
525,000		United States Treasury Note, 2.750%, 6/30/2025	519,283
200,000		United States Treasury Note, 2.875%, 5/31/2025	199,385
		TOTAL U.S. TREASURY (IDENTIFIED COST $4,295,967)	4,266,641
		EXCHANGE-TRADED FUNDS—6.8%
132,100		iShares MSCI EAFE ETF	9,099,048
27,800		iShares Core MSCI Emerging Markets ETF	1,503,980
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $10,381,810)	10,603,028
		INVESTMENT COMPANIES—17.6%
235,533		Emerging Markets Core Fund	2,254,055
218,141		Federated Bank Loan Core Fund	2,194,495
593,845		Federated Government Obligations Fund, Premier Shares, 1.80%[6]	593,845
4,928,376		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[6]	4,929,361
1,196,190		Federated Mortgage Core Portfolio	11,411,649
335,486		Federated Project and Trade Finance Core Fund	3,052,926
482,388		High Yield Bond Portfolio	3,010,100
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $28,388,121)	27,446,431
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $147,800,235)[7]	156,124,905
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[8]	(459,130)
		TOTAL NET ASSETS—100%	$155,665,775
Annual Shareholder Report

At July 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	18	$3,804,750	September 2018	$(6,750)
[1]United States Treasury Note 10-Year Ultra Long Futures	1	$127,109	September 2018	$(1,143)
[1]United States Treasury Ultra Bond Long Futures	12	$1,882,875	September 2018	$28,866
[1]United States Treasury Note 5-Year Short Futures	1	$113,125	September 2018	$349
[1]United States Treasury Note 10-Year Short Futures	23	$2,746,703	September 2018	$(403)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$20,919
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holdings during the period ended July 31, 2018, were as follows:
Affiliates	Balance of Shares Held 7/31/2017	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	121,734	131,568	(17,769)
Federated Bank Loan Core Fund	167,174	129,660	(78,693)
Federated Government Obligations Fund, Premier Shares*	—	3,220,212	(2,626,367)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	3,984,935	44,258,080	(43,314,639)
Federated Mortgage Core Portfolio	819,800	682,814	(306,424)
Federated Project and Trade Finance Core Fund	320,743	14,743	—
High Yield Bond Portfolio	482,432	235,945	(235,989)
TOTAL OF AFFILIATED TRANSACTIONS	5,896,818	48,673,022	(46,579,881)
Annual Shareholder Report

Balance of Shares Held 7/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distribution Received
235,533	$2,254,055	$(92,092)	$(1,056)	$97,672	$2,133
218,141	$2,194,495	$(20,943)	$8,023	$94,471	$—
593,845	$593,845	N/A	N/A	$1,462	$—
4,928,376	$4,929,361	$709	$(571)	$48,146	$—
1,196,190	$11,411,649	$(196,751)	$(59,595)	$251,028	$—
335,486	$3,052,926	$(22,272)	$—	$133,977	$—
482,388	$3,010,100	$(77,875)	$(25,638)	$177,790	$—
7,989,959	$27,446,431	$(409,224)	$(78,837)	$804,546	$2,133
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $147,724,409.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$89,331,465	$—	$—	$89,331,465
International	2,142,174	—	—	2,142,174
Debt Securities:
Asset-Backed Securities	—	710,549	—	710,549
Collateralized Mortgage Obligations	—	2,832,337	—	2,832,337
Corporate Bonds	—	18,792,280	—	18,792,280
U.S. Treasury	—	4,266,641	—	4,266,641
Exchange-Traded Funds	10,603,028	—	—	10,603,028
Investment Companies[1]	5,523,206	—	—	27,446,431
TOTAL SECURITIES	$107,599,873	$26,601,807	$—	$156,124,905
Other Financial Instruments[2]
Assets	$29,215	$—	$—	$29,215
Liabilities	(8,296)	—	—	(8,296)
TOTAL OTHER FINANCIAL INSTRUMENTS	$20,919	$—	$—	$20,919
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $21,923,225 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other Financial Instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.74	$16.52	$16.83	$16.07	$14.35
Income From Investment Operations:
Net investment income (loss)	0.21[1]	0.26[1]	0.24[1]	0.20[1]	0.17[1]
Net realized and unrealized gain (loss)	1.89	1.23	(0.31)	0.74	1.70
TOTAL FROM INVESTMENT OPERATIONS	2.10	1.49	(0.07)	0.94	1.87
Less Distributions:
Distributions from net investment income	(0.25)	(0.27)	(0.24)	(0.18)	(0.15)
Net Asset Value, End of Period	$19.59	$17.74	$16.52	$16.83	$16.07
Total Return[2]	11.91%	9.11%	(0.37)%	5.89%	13.06%
Ratios to Average Net Assets:
Net expenses	1.32%	1.26%	1.30%	1.30%	1.30%
Net investment income	1.11%	1.51%	1.51%	1.21%	1.10%
Expense waiver/reimbursement[3]	0.06%	0.15%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,553	$61,405	$61,245	$62,555	$55,634
Portfolio turnover	89%	82%	98%	89%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.49	$16.30	$16.59	$15.84	$14.16
Income From Investment Operations:
Net investment income (loss)	0.06[1]	0.13[1]	0.12[1]	0.07[1]	0.05[1]
Net realized and unrealized gain (loss)	1.87	1.20	(0.31)	0.74	1.67
TOTAL FROM INVESTMENT OPERATIONS	1.93	1.33	(0.19)	0.81	1.72
Less Distributions:
Distributions from net investment income	(0.11)	(0.14)	(0.10)	(0.06)	(0.04)
Net Asset Value, End of Period	$19.31	$17.49	$16.30	$16.59	$15.84
Total Return[2]	11.09%	8.23%	(1.10)%	5.12%	12.14%
Ratios to Average Net Assets:
Net expenses	2.07%	2.01%	2.05%	2.05%	2.05%
Net investment income	0.35%	0.75%	0.76%	0.45%	0.34%
Expense waiver/reimbursement[3]	0.04%	0.13%	0.08%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,577	$29,007	$29,152	$31,571	$34,522
Portfolio turnover	89%	82%	98%	89%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.79	$16.57	$16.87	$16.11	$14.39
Income From Investment Operations:
Net investment income (loss)	0.26[1]	0.30[1]	0.28[1]	0.24[1]	0.21[1]
Net realized and unrealized gain (loss)	1.89	1.23	(0.30)	0.74	1.69
TOTAL FROM INVESTMENT OPERATIONS	2.15	1.53	(0.02)	0.98	1.90
Less Distributions:
Distributions from net investment income	(0.30)	(0.31)	(0.28)	(0.22)	(0.18)
Net Asset Value, End of Period	$19.64	$17.79	$16.57	$16.87	$16.11
Total Return[2]	12.15%	9.36%	(0.07)%	6.13%	13.30%
Ratios to Average Net Assets:
Net expenses	1.07%	1.00%	1.05%	1.05%	1.05%
Net investment income	1.35%	1.77%	1.76%	1.46%	1.35%
Expense waiver/reimbursement[3]	0.02%	0.12%	0.05%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,358	$39,136	$47,757	$53,291	$49,667
Portfolio turnover	89%	82%	98%	89%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017[1]	2016	2015	2014
Net Asset Value, Beginning of Period	$17.76	$16.49	$16.80	$16.05	$14.33
Income From Investment Operations:
Net investment income (loss)	0.26[2]	0.28[2]	0.20[2]	0.16[2]	0.13[2]
Net realized and unrealized gain (loss)	1.90	1.24	(0.31)	0.74	1.69
TOTAL FROM INVESTMENT OPERATIONS	2.16	1.52	(0.11)	0.90	1.82
Less Distributions:
Distributions from net investment income	(0.30)	(0.25)	(0.20)	(0.15)	(0.10)
Net Asset Value, End of Period	$19.62	$17.76	$16.49	$16.80	$16.05
Total Return[3]	12.24%	9.32%	(0.59)%	5.61%	12.72%
Ratios to Average Net Assets:
Net expenses	1.06%	1.05%	1.56%	1.56%	1.57%
Net investment income	1.36%	1.64%	1.27%	0.96%	0.84%
Expense waiver/reimbursement[4]	0.02%	0.06%	0.04%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,178	$10,439	$577	$532	$464
Portfolio turnover	89%	82%	98%	89%	34%
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at value including $575,490 of securities loaned and including $27,446,431 of investment in affiliated holdings (identified cost $147,800,235)		$156,124,905
Cash		7,639
Income receivable		257,225
Income receivable from affiliated holdings		86,914
Receivable for investments sold		2,469,192
Receivable for shares sold		502,087
Receivable for daily variation margin on futures contracts		6,915
TOTAL ASSETS		159,454,877
Liabilities:
Payable for investments purchased	$2,603,805
Payable for shares redeemed	396,144
Payable for collateral due to broker for securities lending	593,845
Payable for investment adviser fee (Note 5)	3,179
Payable for administrative fees (Note 5)	341
Payable for distribution services fee (Note 5)	17,565
Payable for other service fees (Notes 2 and 5)	39,411
Accrued expenses (Note 5)	134,812
TOTAL LIABILITIES		3,789,102
Net assets for 7,958,717 shares outstanding		$155,665,775
Net Assets Consist of:
Paid-in capital		$139,933,839
Net unrealized appreciation		8,345,589
Accumulated net realized gain		6,614,657
Undistributed net investment income		771,690
TOTAL NET ASSETS		$155,665,775
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($61,553,032 ÷ 3,142,766 shares outstanding), no par value, unlimited shares authorized	$19.59
Offering price per share (100/94.50 of $19.59)	$20.73
Redemption proceeds per share	$19.59
Class C Shares:
Net asset value per share ($27,576,676 ÷ 1,427,826 shares outstanding), no par value, unlimited shares authorized	$19.31
Offering price per share	$19.31
Redemption proceeds per share (99.00/100 of $19.31)	$19.12
Institutional Shares:
Net asset value per share ($54,357,940 ÷ 2,767,321 shares outstanding), no par value, unlimited shares authorized	$19.64
Offering price per share	$19.64
Redemption proceeds per share	$19.64
Class R6 Shares:
Net asset value per share ($12,178,127 ÷ 620,804 shares outstanding), no par value, unlimited shares authorized	$19.62
Offering price per share	$19.62
Redemption proceeds per share	$19.62
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Dividends (including $803,084 received from affiliated holdings* and net of foreign taxes withheld of $648)		$2,559,506
Interest		870,552
Net income on securities loaned (includes $1,462 received from affiliated holdings related to cash collateral balances*)		1,249
TOTAL INCOME		3,431,307
Expenses:
Investment adviser fee (Note 5)	$1,063,652
Administrative fee (Note 5)	113,529
Custodian fees	43,162
Transfer agent fee (Note 2)	128,012
Directors'/Trustees' fees (Note 5)	2,617
Auditing fees	32,910
Legal fees	8,668
Portfolio accounting fees	75,738
Distribution services fee (Note 5)	216,329
Other service fees (Notes 2 and 5)	209,974
Share registration costs	60,448
Printing and postage	31,129
Miscellaneous (Note 5)	26,448
TOTAL EXPENSES	2,012,616
Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(29,905)
Reimbursement of other operating expenses (Notes 2 and 5)	(33,528)
TOTAL WAIVER AND REIMBURSEMENTS		$(63,433)
Net expenses			$1,949,183
Net investment income			$1,482,124
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(78,837) on sales of investments in affiliated holdings*)			$10,643,612
Net realized loss on futures contracts			(2,319)
Realized gain distribution from affiliated investment company shares*			2,133
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(409,224) on investments in affiliated holdings*)			3,807,280
Net change in unrealized appreciation of futures contracts			19,647
Net realized and unrealized gain on investments and futures contracts			14,470,353
Change in net assets resulting from operations			$15,952,477
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,482,124	$1,964,146
Net realized gain	10,643,426	7,012,040
Net change in unrealized appreciation/depreciation	3,826,927	2,792,760
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,952,477	11,768,946
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(820,337)	(931,700)
Class C Shares	(182,113)	(247,434)
Institutional Shares	(590,928)	(864,627)
Class R6 Shares[1]	(175,714)	(7,781)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,769,092)	(2,051,542)
Share Transactions:
Proceeds from sale of shares	34,844,213	27,978,026
Net asset value of shares issued to shareholders in payment of distributions declared	1,616,876	1,893,320
Cost of shares redeemed	(34,966,647)	(38,332,541)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,494,442	(8,461,195)
Change in net assets	15,677,827	1,256,209
Net Assets:
Beginning of period	139,987,948	138,731,739
End of period (including undistributed net investment income of $771,690 and $1,097,073, respectively)	$155,665,775	$139,987,948
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
Prior to their re-designation on September 1, 2016, Class R6 Shares were Class R Shares.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Annual Shareholder Report

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $63,433 is disclosed in this Note 2 and Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$72,512	$(25,563)
Class C Shares	24,223	(6,453)
Institutional Shares	25,820	(1,512)
Class R6 Shares	5,457	—
TOTAL	$128,012	$(33,528)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$138,660
Class C Shares	71,314
TOTAL	$209,974
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,485,094 and $3,691,077, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned,
Annual Shareholder Report

plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$575,490	$593,845
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$20,919*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(2,319)
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$19,647
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	616,086	$11,426,201	686,635	$11,650,848
Shares issued to shareholders in payment of distributions declared	37,690	704,802	49,513	823,409
Shares redeemed	(973,306)	(17,952,970)	(980,711)	(16,503,614)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(319,530)	$(5,821,967)	(244,563)	$(4,029,357)

Year Ended July 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	94,955	$1,762,067	158,017	$2,631,546
Shares issued to shareholders in payment of distributions declared	9,123	168,962	13,630	224,489
Shares redeemed	(334,347)	(6,217,117)	(301,945)	(5,040,678)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(230,269)	$(4,286,088)	(130,298)	$(2,184,643)

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,033,047	$19,682,314	200,258	$3,374,083
Shares issued to shareholders in payment of distributions declared	30,373	568,576	50,388	838,960
Shares redeemed	(496,465)	(9,266,521)	(932,430)	(15,716,444)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	566,955	$10,984,369	(681,784)	$(11,503,401)
Annual Shareholder Report

Year Ended July 31	2018		2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	104,828	$1,973,631	614,503	$10,321,549
Shares issued to shareholders in payment of distributions declared	9,333	174,536	389	6,462
Shares redeemed	(81,103)	(1,530,039)	(62,139)	(1,071,805)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	33,058	$618,128	552,753	$9,256,206
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	50,214	$1,494,442	(503,892)	$(8,461,195)
1	Effective September 1, 2016, the Fund's Class R Shares were redesignated as Class R6 Shares.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for return of capital adjustments and short-term capital gain distributions from registered investment companies.
For the year ended July 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(38,415)	$38,415
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, mark to market of futures contracts, deferral of paydown losses, partnership adjustments and non-taxable dividends.
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$1,769,092	$2,051,542
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$3,313,891
Net unrealized appreciation	$8,400,496
Undistributed long-term capital gains	$4,017,549
Annual Shareholder Report

At July 31, 2018, the cost of investments for federal tax purposes was $147,724,409. The net unrealized appreciation of investments for federal tax purposes was $8,400,496. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,153,368 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,752,872. The amounts presented are inclusive of derivative contracts.
The Fund used capital loss carryforwards of $4,176,449 to offset capital gains realized during the year ended July 31, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $27,437 of its fee and voluntarily reimbursed $33,528 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2018, the Adviser reimbursed $2,468.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2018, the Sub-Adviser earned a fee of $107,273.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$216,329
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $33,139 of fees paid by the Fund. For the year ended July 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2018, FSC retained $12,640 in sales charges from the sale of Class A Shares. FSC also retained $7,006 of CDSC relating to redemptions of Class A Shares and $830 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2018, FSSC received $12,629 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.06%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2018, were as follows:
Purchases	$110,347,393
Sales	$112,685,270
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2018, 91.33% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2018, 77.61% qualify for the dividends received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Balanced fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 24, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.40	$6.58
Class C Shares	$1,000	$1,007.30	$10.30
Institutional Shares	$1,000	$1,011.80	$5.34
Class R6 Shares	$1,000	$1,012.40	$5.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.30	$6.61
Class C Shares	$1,000	$1,014.50	$10.34
Institutional Shares	$1,000	$1,019.50	$5.36
Class R6 Shares	$1,000	$1,019.50	$5.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.32%
Class C Shares	2.07%
Institutional Shares	1.07%
Class R6 Shares	1.06%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Balanced Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”] reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separates sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program
Annual Shareholder Report

and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In
Annual Shareholder Report

addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board considered that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that
Annual Shareholder Report

certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reduction in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as, systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that
Annual Shareholder Report

such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contract were appropriate.
Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
37326 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	A | QALGX	B | QBLGX	C | QCLGX	Institutional | QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2017 through July 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Large Cap Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2018, was 27.38% for Class A Shares, 26.38% for Class B Shares, 26.42% for Class C Shares and 27.65% for the Institutional Shares. The total return for the Russell 1000® Growth Index (R1000G),1 the Fund's broad-based securities market index, was 22.84% for the same period. The total return of the Morningstar Large Growth Funds Average (MLGFA),2 a peer group average for the Fund, was 20.31% during the same period. The Fund's and MLGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R1000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R1000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, overall domestic equity market performance was strong as evidenced by the 16.39% return of the whole-market Russell 3000® Index.3 On average, very small-cap stocks4 had the best year, followed by very large-cap stocks: the Russell Microcap® Index5 returned 20.80%, the small-cap Russell 2000® Index6 returned 18.73%, and the Russell Top 200® Index7 returned 17.28%. Mid-cap stocks trailed for the year with the Russell Midcap® Index8 returning 13.45%. For style, growth led value by a substantial margin in August 2017, October 2017, January 2018, February 2018, and May 2018. While there were some months that did favor value slightly, they did little to offset the cumulative difference: for the year, the Russell 3000® Growth Index9 returned 22.86%, and the Russell 3000® Value Index10 returned 9.91%.
The best performing sectors in the R1000G during the reporting period were Utilities (31.15%), Information Technology (29.84%) and Consumer Discretionary (27.52%). (While the Utilities sector had the highest return, the average weight of the Utilities sector in the R1000G is very small (0.01%)). Underperforming sectors during the same period included Telecommunication Services (5.73%), Consumer Staples (7.93%) and Materials (8.70%).
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STOCK SELECTION
When looking at the Fund's outperformance in terms of fundamental and technical characteristics, the most significant drivers of outperformance during the reporting period were stocks with very high analyst conviction and prices near 52-week highs. Stocks with those characteristics outperformed the benchmark, and the Fund overweighted them and selected well among them. Stocks with prices near 52-week highs, strong cash flow and neutral to high analyst conviction were also overweighted, but those stocks underperformed and detracted the most from performance. The Fund's sector exposures at the end of the period were close to R1000G weights, except for a small underweight in the Real Estate sector and a small overweight in the Information Technology sector. Favorable stock selection in the Health Care, Consumer Discretionary and Industrials sectors contributed the most to the Fund's outperformance during the reporting period.
Individual stocks enhancing the Fund's performance during the reporting period included Align Technology, Inc., W.W. Grainger, Inc. and Salesforce.com, Inc.
Individual stocks detracting from the Fund's performance during the reporting period included Microsoft Corporation, Alphabet, Inc. and Boeing Company. All three outperformed the R1000G, but Alphabet was not held by the Fund and Microsoft and Boeing were underweighted relative to the R1000G.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R1000G.
2	Morningstar has assigned the Fund to the Morningstar Large Blend Funds Average peer group, however, the MLGFA is being used for comparison purposes. The Fund invests in growth stocks, and therefore, the Fund's Adviser believes that the MLGFA is more reflective of the Fund's investment style. Please see the footnotes to the line graphs below for definitions of, and further information about, the MLGFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are reflected.*
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
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7	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
8	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
9	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
10	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund (the “Fund”) from July 31, 2008 to July 31, 2018, compared to the Russell 1000® Growth Index (R1000G)2 and the Morningstar Large Growth Funds Average (MLGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2018
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	20.35%	11.76%	8.75%
Class B Shares	20.88%	11.92%	8.71%
Class C Shares	25.42%	12.19%	8.54%
Institutional Shares	27.65%	13.31%	9.64%
R1000G	22.84%	15.83%	12.37%
MLGFA	20.31%	13.68%	10.72%

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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G and MLGFA have been adjusted to reflect reinvestment of dividends on securities.
2	The R1000G measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The R1000G is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The R1000G is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The R1000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	39.6%
Consumer Discretionary	18.6%
Health Care	13.6%
Industrials	13.4%
Consumer Staples	6.3%
Financials	4.6%
Materials	2.0%
Telecommunication Services	1.1%
Securities Lending Collateral[2]	0.3%
Cash Equivalents[3]	1.2%
Other Assets and Liabilities—Net[4]	(0.7)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2018
Shares			Value
		COMMON STOCKS—99.2%
		Consumer Discretionary—18.6%
2,746	[1]	Amazon.com, Inc.	$4,880,850
1,139	[1]	AutoZone, Inc.	803,599
14,365		Bed Bath & Beyond, Inc.	269,056
5,900		Big Lots, Inc.	256,237
3,283		Block (H&R), Inc.	82,600
77	[1]	Booking Holdings, Inc.	156,211
4,975	[1]	Burlington Stores, Inc.	760,230
11,142		D. R. Horton, Inc.	486,905
3,670	[1]	DISH Network Corp., Class A	115,825
2,873		Dillards, Inc., Class A	230,616
9,100	[1,2]	Discovery, Inc.	241,878
1,414		Foot Locker, Inc.	69,017
25,317		Ford Motor Co.	254,183
5,804	[1]	Fossil, Inc.	152,065
4,516	[1,2]	GNC Holdings, Inc.	14,361
679	[1]	Hilton Grand Vacations, Inc.	23,487
6,753		Las Vegas Sands Corp.	485,541
1,349		Lear Corp.	242,995
5,528	[1]	Live Nation Entertainment, Inc.	272,420
2,435	[1]	Lululemon Athletica, Inc.	292,078
72,797	[1]	MSG Networks, Inc.	1,714,369
8,123		Macy's, Inc.	322,727
5,520	[1]	NetFlix, Inc.	1,862,724
5,600	[1]	Sally Beauty Holdings, Inc.	92,344
5,620	[1]	Skechers USA, Inc., Class A	155,786
2,169		Toll Brothers, Inc.	76,479
9,449		Tupperware Brands Corp.	346,873
848	[1]	Ulta Beauty, Inc.	207,243
3,571		Vail Resorts, Inc.	988,703
8,636		Walt Disney Co.	980,704
1,921	[1]	Weight Watchers International, Inc.	171,987
13,966		Wyndham Destinations, Inc.	644,112
442		Wynn Resorts Ltd.	73,717
2,081		Yum! Brands, Inc.	165,003
		TOTAL	17,892,925
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Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—6.3%
996		Church and Dwight, Inc.	$55,676
9,612		Estee Lauder Cos., Inc., Class A	1,297,043
12,348		Flowers Foods, Inc.	251,899
18,327		McCormick & Co., Inc.	2,154,156
20,388		PepsiCo, Inc.	2,344,620
		TOTAL	6,103,394
		Financials—4.6%
11,777		Ally Financial, Inc.	315,152
28,222		Citizens Financial Group, Inc.	1,122,671
414		LPL Investment Holdings, Inc.	27,444
20,756		Progressive Corp., OH	1,245,568
12,000		Prudential Financial, Inc.	1,210,920
1,395	[1]	SVB Financial Group	429,493
2,300	[2]	Waddell & Reed Financial, Inc., Class A	47,633
		TOTAL	4,398,881
		Health Care—13.6%
2,599	[1]	Abiomed, Inc.	921,424
6,525	[1]	Align Technology, Inc.	2,327,141
2,459		Baxter International, Inc.	178,155
427		Bristol-Myers Squibb Co.	25,086
19,502	[1]	Celgene Corp.	1,756,935
1,367		Chemed Corp.	432,013
24,698		Eli Lilly & Co.	2,440,409
3,824		Humana, Inc.	1,201,424
99	[1]	ICU Medical, Inc.	28,393
3,052	[1]	Illumina, Inc.	989,947
399	[1]	Intuitive Surgical, Inc.	202,768
1,818	[1]	Molina Healthcare, Inc.	189,236
3,637	[1]	Myriad Genetics, Inc.	159,119
604	[1]	Penumbra, Inc.	85,919
1,583		UnitedHealth Group, Inc.	400,847
1,761	[1]	Veeva Systems, Inc.	133,184
6,257	[1]	Vertex Pharmaceuticals, Inc.	1,095,288
2,085	[1]	Wellcare Health Plans, Inc.	557,571
		TOTAL	13,124,859
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Shares			Value
		COMMON STOCKS—continued
		Industrials—13.4%
1,174		Allegion PLC	$95,728
17,348		Allison Transmission Holdings, Inc.	815,356
1,008		Boeing Co.	359,150
4,801		C.H. Robinson Worldwide, Inc.	442,796
7,950		CSX Corp.	561,906
10,172		Caterpillar, Inc.	1,462,734
9,198		Cintas Corp.	1,880,807
7,204	[1]	Copart, Inc.	413,437
2,849	[1]	CoStar Group, Inc.	1,184,757
669		Cummins, Inc.	95,540
8,595		Emerson Electric Co.	621,247
4,020		Fortive Corp.	329,962
2,586		Grainger (W.W.), Inc.	896,204
685		Huntington Ingalls Industries, Inc.	159,639
6,243		Ingersoll-Rand PLC, Class A	614,998
13,961	[1]	Jet Blue Airways Corp.	251,298
242		Landstar System, Inc.	26,898
303		Lincoln Electric Holdings	28,464
28,428		Pitney Bowes, Inc.	248,176
3,882		R.R. Donnelley & Sons Co.	22,904
1,471		Raytheon Co.	291,302
2,704		Roper Technologies, Inc.	816,338
6,262	[1]	Verisk Analytics, Inc.	692,702
1,843	[1]	XPO Logistics, Inc.	183,784
5,003		Xylem, Inc.	383,030
		TOTAL	12,879,157
		Information Technology—39.6%
9,986	[1]	Adobe Systems, Inc.	2,443,374
2,061	[1]	Akamai Technologies, Inc.	155,111
4,098	[1]	Alphabet, Inc.	5,029,148
34,030		Apple, Inc.	6,475,569
23,651		Applied Materials, Inc.	1,150,148
4,295		Automatic Data Processing, Inc.	579,782
16,398	[1]	Facebook, Inc.	2,829,967
12,457	[1]	Fortinet, Inc.	783,670
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Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,928		Global Payments, Inc.	$554,745
2,106	[1]	GoDaddy, Inc.	155,044
6,103	[1]	IAC Interactive Corp.	898,667
2,339	[1]	IPG Photonics Corp.	383,690
18,872		Intel Corp.	907,743
10,293		Intuit, Inc.	2,102,242
6,112		Lam Research Corp.	1,165,192
12,180		Mastercard, Inc.	2,411,640
2,681		Microsoft Corp.	284,400
663		Monolithic Power Systems	87,967
3,155		Nvidia Corp.	772,533
12,754		NetApp, Inc.	988,690
1,497	[1]	Palo Alto Networks, Inc.	296,795
5,684	[1]	Red Hat, Inc.	802,751
17,224	[1]	Salesforce.com, Inc.	2,362,272
5,646	[1]	ServiceNow, Inc.	993,470
2,839		Total System Services, Inc.	259,882
250	[1]	Tyler Technologies, Inc.	56,247
16,893		Visa, Inc., Class A	2,309,949
44,090		Western Union Co.	888,854
779		Xilinx, Inc.	56,143
		TOTAL	38,185,685
		Materials—2.0%
2,401		Avery Dennison Corp.	275,347
4,503	[1]	Berry Global Group, Inc.	219,971
8,761		Ecolab, Inc.	1,232,673
216		Sherwin-Williams Co.	95,198
1,138		Westlake Chemical Corp.	122,016
		TOTAL	1,945,205
		Telecommunication Services—1.1%
463	[1]	T-Mobile USA, Inc.	27,780
20,898		Verizon Communications, Inc.	1,079,173
		TOTAL	1,106,953
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,408,278)	95,637,059
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Shares		Value
	INVESTMENT COMPANIES—1.5%
280,960	Federated Government Obligations Fund, Premier Shares, 1.80%[3]	$280,960
1,197,370	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3]	1,197,609
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,478,207)	1,478,569
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $77,886,485)[4]	97,115,628
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(678,700)
	TOTAL NET ASSETS—100%	$96,436,928
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2017	—	1,319,861	1,319,861
Purchases/Additions	2,992,532	20,555,665	23,548,197
Sales/Reductions	(2,711,572)	(20,678,156)	(23,389,728)
Balance of Shares Held 7/31/2018	280,960	1,197,370	1,478,330
Value	$280,960	$1,197,609	$1,478,569
Change in Unrealized Appreciation/Depreciation	N/A	$163	$163
Net Realized Gain/(Loss)	N/A	$(2)	$(2)
Dividend Income	$2,212	$26,221	$28,433
* All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $77,956,868.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$17.46	$15.18	$17.64	$16.15	$13.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.07)	0.01	0.04	0.02	0.03
Net realized and unrealized gain (loss)	4.67	2.36	(0.70)	1.47	2.54
TOTAL FROM INVESTMENT OPERATIONS	4.60	2.37	(0.66)	1.49	2.57
Less Distributions:
Distributions from net realized gain	(1.40)	(0.09)	(1.80)	—	—
Net Asset Value, End of Period	$20.66	$17.46	$15.18	$17.64	$16.15
Total Return[2]	27.38%	15.66%	(3.62)%	9.23%	18.92%
Ratios to Average Net Assets:
Net expenses	1.52%	1.52%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.38)%	0.02%	0.28%	0.13%	0.17%
Expense waiver/reimbursement[3]	0.02%	0.08%	0.07%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,355	$49,794	$45,661	$55,033	$54,573
Portfolio turnover	104%	104%	69%	91%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.16	$14.16	$16.71	$15.41	$13.05
Income From Investment Operations:
Net investment income (loss)[1]	(0.20)	(0.11)	(0.07)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	4.29	2.20	(0.68)	1.41	2.45
TOTAL FROM INVESTMENT OPERATIONS	4.09	2.09	(0.75)	1.30	2.36
Less Distributions:
Distributions from net realized gain	(1.40)	(0.09)	(1.80)	—	—
Net Asset Value, End of Period	$18.85	$16.16	$14.16	$16.71	$15.41
Total Return[2]	26.38%	14.81%	(4.41)%	8.44%	18.08%
Ratios to Average Net Assets:
Net expenses	2.27%	2.27%	2.25%	2.25%	2.25%
Net investment income (loss)	(1.13)%	(0.71)%	(0.49)%	(0.65)%	(0.59)%
Expense waiver/reimbursement[3]	0.02%	0.08%	0.08%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,432	$13,654	$14,925	$16,175	$10,519
Portfolio turnover	104%	104%	69%	91%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.76	$13.81	$16.34	$15.07	$12.76
Income From Investment Operations:
Net investment income (loss)[1]	(0.19)	(0.11)	(0.06)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	4.18	2.15	(0.67)	1.37	2.39
TOTAL FROM INVESTMENT OPERATIONS	3.99	2.04	(0.73)	1.27	2.31
Less Distributions:
Distributions from net realized gain	(1.40)	(0.09)	(1.80)	—	—
Net Asset Value, End of Period	$18.35	$15.76	$13.81	$16.34	$15.07
Total Return[2]	26.42%	14.82%	(4.39)%	8.43%	18.10%
Ratios to Average Net Assets:
Net expenses	2.27%	2.27%	2.25%	2.25%	2.25%
Net investment income (loss)	(1.13)%	(0.72)%	(0.46)%	(0.63)%	(0.59)%
Expense waiver/reimbursement[3]	0.02%	0.08%	0.07%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,685	$9,672	$10,052	$12,904	$11,991
Portfolio turnover	104%	104%	69%	91%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.10	$15.69	$18.13	$16.55	$13.88
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	0.05	0.08	0.07	0.06
Net realized and unrealized gain (loss)	4.85	2.45	(0.72)	1.51	2.61
TOTAL FROM INVESTMENT OPERATIONS	4.82	2.50	(0.64)	1.58	2.67
Less Distributions:
Distributions from net realized gain	(1.40)	(0.09)	(1.80)	—	—
Net Asset Value, End of Period	$21.52	$18.10	$15.69	$18.13	$16.55
Total Return[2]	27.65%	15.98%	(3.40)%	9.55%	19.24%
Ratios to Average Net Assets:
Net expenses	1.27%	1.27%	1.25%	1.25%	1.25%
Net investment income (loss)	(0.14)%	0.27%	0.52%	0.37%	0.40%
Expense waiver/reimbursement[3]	0.02%	0.08%	0.07%	0.03%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,966	$7,649	$7,469	$7,888	$7,502
Portfolio turnover	104%	104%	69%	91%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at value including $276,854 of securities loaned and including $1,478,569 of investment in affiliated holdings (identified cost $77,886,485)		$97,115,628
Income receivable		38,828
Income receivable from affiliated holdings		3,546
Receivable for investments sold		1,452,205
Receivable for shares sold		62,610
TOTAL ASSETS		98,672,817
Liabilities:
Payable for investments purchased	$1,622,012
Payable for shares redeemed	164,506
Payable for collateral due to broker for securities lending	280,960
Payable for investment adviser fee (Note 5)	1,963
Payable for administrative fees (Note 5)	210
Payable for distribution services fee (Note 5)	16,131
Payable for other service fees (Notes 2 and 5)	31,085
Payable for share registration costs	32,434
Accrued expenses (Note 5)	86,588
TOTAL LIABILITIES		2,235,889
Net assets for 4,776,668 shares outstanding		$96,436,928
Net Assets Consist of:
Paid-in capital		$67,642,184
Net unrealized appreciation		19,229,143
Accumulated net realized gain		9,566,926
Accumulated net investment income (loss)		(1,325)
TOTAL NET ASSETS		$96,436,928
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($59,354,568 ÷ 2,873,072 shares outstanding), no par value, unlimited shares authorized	$20.66
Offering price per share (100/94.50 of $20.66)	$21.86
Redemption proceeds per share	$20.66
Class B Shares:
Net asset value per share ($14,431,861 ÷ 765,425 shares outstanding), no par value, unlimited shares authorized	$18.85
Offering price per share	$18.85
Redemption proceeds per share (94.50/100 of $18.85)	$17.81
Class C Shares:
Net asset value per share ($10,684,747 ÷ 582,169 shares outstanding), no par value, unlimited shares authorized	$18.35
Offering price per share	$18.35
Redemption proceeds per share (99.00/100 of $18.35)	$18.17
Institutional Shares:
Net asset value per share ($11,965,752 ÷ 556,002 shares outstanding), no par value, unlimited shares authorized	$21.52
Offering price per share	$21.52
Redemption proceeds per share	$21.52
See Notes which are an integral part of the Financial Statements
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18

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Dividends (including $26,221 received from affiliated holdings*)		$997,373
Net income on securities loaned (includes $2,212 received from affiliated holdings related to cash collateral balances*)		1,246
TOTAL INCOME		998,619
Expenses:
Investment adviser fee (Note 5)	$657,420
Administrative fee (Note 5)	70,176
Custodian fees	18,723
Transfer agent fee	155,649
Directors'/Trustees' fees (Note 5)	2,162
Auditing fees	26,700
Legal fees	8,669
Portfolio accounting fees	73,894
Distribution services fee (Note 5)	183,177
Other service fees (Notes 2 and 5)	199,448
Share registration costs	59,890
Printing and postage	37,599
Miscellaneous (Note 5)	23,282
TOTAL EXPENSES	1,516,789
Waiver/reimbursement of investment adviser fee (Note 5)	(18,388)
Net expenses		1,498,401
Net investment income (loss)		(499,782)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(2) on sales of investments in affiliated holdings*)		10,083,407
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $163 of investments in affiliated holdings*)		11,109,591
Net realized and unrealized gain on investments		21,192,998
Change in net assets resulting from operations		$20,693,216
* See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(499,782)	$(148,080)
Net realized gain	10,083,407	6,784,048
Net change in unrealized appreciation/depreciation	11,109,591	4,468,540
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,693,216	11,104,508
Distributions to Shareholders:
Distributions from net realized gain
Class A Shares	(4,029,431)	(251,151)
Class B Shares	(1,111,920)	(89,003)
Class C Shares	(797,120)	(63,861)
Institutional Shares	(476,552)	(34,298)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,415,023)	(438,313)
Share Transactions:
Proceeds from sale of shares	18,205,541	14,714,896
Net asset value of shares issued to shareholders in payment of distributions declared	5,896,339	400,439
Cost of shares redeemed	(22,712,943)	(23,117,921)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,388,937	(8,002,586)
Change in net assets	15,667,130	2,663,609
Net Assets:
Beginning of period	80,769,798	78,106,189
End of period (including accumulated net investment income (loss) of $(1,325) and $0, respectively)	$96,436,928	$80,769,798
See Notes which are an integral part of the Financial Statements
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20

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares of the Fund were closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares were closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $18,388 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$138,388
Class B Shares	35,594
Class C Shares	25,466
TOTAL	$199,448
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the
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market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$276,854	$280,960
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	467,958	$8,917,991	475,321	$7,859,250
Shares issued to shareholders in payment of distributions declared	197,851	3,618,696	14,088	224,849
Shares redeemed	(644,382)	(12,286,884)	(646,470)	(10,387,402)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	21,427	$249,803	(157,061)	$(2,303,303)
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Year Ended July 31	2018		2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	66,852	$1,147,577	163,083	$2,410,420
Shares issued to shareholders in payment of distributions declared	64,836	1,087,294	5,885	87,332
Shares redeemed	(211,128)	(3,561,428)	(378,313)	(5,664,410)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(79,440)	$(1,326,557)	(209,345)	$(3,166,658)

Year Ended July 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	141,746	$2,436,968	154,856	$2,275,523
Shares issued to shareholders in payment of distributions declared	47,820	780,418	4,050	58,646
Shares redeemed	(220,940)	(3,759,274)	(273,138)	(4,082,380)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(31,374)	$(541,888)	(114,232)	$ (1,748,211)

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	267,065	$5,703,005	129,360	$2,169,703
Shares issued to shareholders in payment of distributions declared	21,553	409,931	1,793	29,612
Shares redeemed	(155,328)	(3,105,357)	(184,606)	(2,983,729)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	133,290	$3,007,579	(53,453)	$(784,414)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	43,903	$1,388,937	(534,091)	$ (8,002,586)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating losses and return of capital adjustments.
For the year ended July 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$498,457	$(498,457)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
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The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$3,734,212	$—
Long-term capital gains	$2,680,811	$438,313
1	For tax purposes, short term capital gains distributions are considered ordinary income distributions.

As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$5,514,491
Net unrealized appreciation	$19,158,760
Undistributed long-term capital gains	$4,121,493
2	For tax purposes, short term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales and non-taxable dividends.
At July 31, 2018, the cost of investments for federal tax purposes was $77,956,868. The net unrealized appreciation of investments for federal tax purposes was $19,158,760. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,053,652 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,894,892.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the Adviser voluntarily waived $17,065 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2018, the Adviser reimbursed $1,323.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$106,781
Class C Shares	76,396
TOTAL	$183,177
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, FSC retained $110,647 of fees paid by the Fund. For the year ended July 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended July 31, 2018, FSSC received $46,616 of the other service fees disclosed in Note 2.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2018, FSC retained $6,990 in sales charges from the sale of Class A Shares. FSC also retained $16,040 of CDSC relating to redemptions of Class A Shares, $41,100 of CDSC relating to redemptions of Class B Shares and $59 relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.51%, 2.26%, 2.26% and 1.26% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2018, were as follows:
Purchases	$89,360,663
Sales	$94,186,371
7. Concentration of Risk
A substantial part of the Fund's portfolio may be comprised of obligations of Information Technology. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
10. SUBSEQUENT EVENT
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $2,680,811.
For the fiscal year ended July 31, 2018, 31.59% of total ordinary income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2018, 30.31% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt large cap growth fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,053.00	$7.74
Class B Shares	$1,000	$1,049.00	$11.53
Class C Shares	$1,000	$1,048.60	$11.53
Institutional Shares	$1,000	$1,054.40	$6.47
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.30	$7.60
Class B Shares	$1,000	$1,013.50	$11.33
Class C Shares	$1,000	$1,013.50	$11.33
Institutional Shares	$1,000	$1,018.50	$6.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.52%
Class B Shares	2.27%
Class C Shares	2.27%
Institutional Shares	1.27%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

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Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five year periods covered by the CCO Fee Evaluation Report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
Annual Shareholder Report
45

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology
Annual Shareholder Report
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(including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of
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having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
37329 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2017 through July 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Small Cap Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2018, was 18.49% for Class A Shares, 17.60% for Class C Shares, 18.78% for Institutional Shares and 18.78% for Class R6 Shares. The total return for the Russell 2000® Index (R2000),1 the Fund's broad-based securities market index, was 18.73% for the same period. The total return of the Morningstar Small Blend Funds Average (MSBFA),2 a peer group average for the Fund, was 15.80% during the same period. The Fund's and MSBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, overall domestic equity market performance was strong as evidenced by the 16.39% return of the whole-market Russell 3000® Index.3 On average, very small-cap stocks4 had the best year, followed by very large-cap stocks: the Russell Microcap® Index5 returned 20.80%; the small-cap R2000 returned 18.73%; and the Russell Top 200® Index6 returned 17.28%. Mid-cap stocks trailed for the year with the Russell Midcap® Index7 returning 13.45%. For style, growth led value by a substantial margin in August 2017, October 2017, January 2018, February 2018 and May 2018. While there were some months that did favor value slightly, they did little to offset the cumulative difference: for the year, the Russell 3000® Growth Index8 returned 22.86% and the Russell 3000® Value Index9 returned 9.91%.
The best performing sectors in the R2000 during the reporting period were Health Care (33.62%), Industrials (20.17%) and Consumer Discretionary (19.62%). Underperforming sectors during the same period included Real Estate (3.50%), Utilities (5.67%) and Telecommunication Services (8.18%).
STOCK SELECTION
When looking at the Fund's fundamental and technical characteristics, outperformance during the growth-oriented reporting period came from stocks with significant need for external financing, but other strong fundamental characteristics. Additional contribution came from stocks with prices near 52-week highs and sell-side analyst conviction that was not low. Much of this performance was offset by negative contribution from stocks with high structural earnings, but low analyst conviction and low cash flow, and from stocks with high structural earnings and depressed prices. The Fund's sector
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exposures remained close to R2000 weights, but with an overweight in the Financials sector and an underweight in the Real Estate sector. Strong stock selection in the Information Technology sector and underweighting the Real Estate sector contributed the most to the Fund's outperformance. Weak stock selection in the Consumer Discretionary, Telecommunication Services and Industrials sectors provided a partial offset.
Individual stocks enhancing the Fund's performance during the reporting period included Medifast, Inc., Pinnacle Entertainment Inc. and Cabot Microelectronics Corporation.
Individual stocks detracting from the Fund's performance during the reporting period included Frontier Communications Corporation, iRobot Corporation and GNC Holdings, Inc.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSBFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.*
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
6	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership, and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment, and is completely reconstituted annually to ensure new and growing equities are reflected.*
7	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
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8	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included, and that the represented companies continue to reflect growth characteristics.*
9	The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund from July 31, 2008 to July 31, 2018, compared to the Russell 2000® Index (R2000)2 and the Morningstar Small Blend Funds Average (MSBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of July 31, 2018
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
The Fund offers multiple shares classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Returns table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Periods Ended 7/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	11.96%	12.85%	9.41%
Class C Shares	16.60%	13.29%	9.20%
Institutional Shares	18.78%	14.44%	10.28%
Class R6 Shares[4]	18.78%	14.28%	8.40%
R2000	18.73%	11.33%	10.39%
MSBFA	15.80%	10.01%	9.80%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000 and MSBFA have been adjusted to reflect reinvestment of dividends on securities.
2	The R2000 measures the performance of the small-cap segment of the U.S. equity universe. The R2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The R2000 is constructed to provide a comprehensive and unbiased small-cap barometer, and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The R2000 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's R6 Class commenced operations on June 29, 2016. It is anticipated that this class will have the lowest net expenses of all outstanding share classes. For the period prior to the commencement of operations of the R6 class, the R6 class performance information shown is for the Institutional Share class, adjusted to reflect the expenses of the Fund's R6 class for each period for which the Fund's R6 class gross expenses would have exceeded the actual expense paid by the Fund's Institutional Share class.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	18.7%
Industrials	16.1%
Health Care	15.9%
Information Technology	15.3%
Consumer Discretionary	14.0%
Materials	5.1%
Energy	4.0%
Utilities	3.8%
Consumer Staples	3.4%
Telecommunication Services	1.2%
Securities Lending Collateral[2]	13.0%
Cash Equivalents[3]	3.0%
Other Assets and Liabilities—Net[4]	(13.5)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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Portfolio of Investments
July 31, 2018
Shares			Value
		COMMON STOCKS—97.5%
		Consumer Discretionary—14.0%
110,625		BJ's Restaurants, Inc.	$6,997,031
120,824	[1]	Beazer Homes USA, Inc.	1,547,755
162,734	[2]	Buckle, Inc.	3,913,753
250,536	[2]	Chico's Fas, Inc.	2,179,663
10,581	[2]	Children's Place, Inc./The	1,300,405
26,066	[1]	Cooper-Standard Holding, Inc.	3,513,697
43,913	[1]	Deckers Outdoor Corp.	4,954,704
99,418	[1,2]	Fossil, Inc.	2,604,752
186,387	[1,2]	Francesca's Holdings Corp.	1,517,190
51,776	[1,2]	iRobot Corp.	4,103,248
383,119		KB HOME	9,099,076
208,044	[1]	K12, Inc.	3,403,600
45,521		Movado Group, Inc.	2,266,946
103,526		Nexstar Media Group, Inc., Class A	7,707,511
142,033	[2]	Nutri/System, Inc.	5,681,320
58,520	[2]	PetMed Express, Inc.	2,172,848
30,096	[1,2]	RH	4,088,843
43,895	[1,2]	Scientific Games Corp.	2,109,155
206,985	[1]	SeaWorld Entertainment, Inc.	4,408,780
122,584	[1]	Shutterfly, Inc.	10,083,760
534,089	[1]	TRI Pointe Group, Inc.	7,568,041
200,243	[2]	Tailored Brands, Inc.	4,036,899
331,290	[2]	Tile Shop Hldgs., Inc.	2,749,707
103,094	[1]	TopBuild Corp.	7,657,822
38,234	[1,2]	Weight Watchers International, Inc.	3,423,090
81,614	[2]	World Wrestling Entertainment, Inc.	6,456,483
		TOTAL	115,546,079
		Consumer Staples—3.4%
51,643		Cal-Maine Foods, Inc.	2,323,935
40,460		Medifast, Inc.	6,946,173
23,308	[1,2]	The Boston Beer Co., Inc., Class A	6,408,534
41,241	[1]	USANA Health Sciences, Inc.	5,454,122
100,208	[1,2]	United Natural Foods, Inc.	3,226,698
25,920	[2]	WD 40 Co.	4,151,088
		TOTAL	28,510,550
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Energy—4.0%
24,043	[2]	Arch Coal, Inc.	$2,033,797
227,467		Archrock, Inc.	3,104,924
49,129	[2]	CVR Energy, Inc.	1,930,278
50,281	[1,2]	Dril-Quip, Inc.	2,591,986
121,493	[1]	Exterran Corp.	3,367,786
118,854	[2]	Gulf Island Fabrication, Inc.	1,075,629
133,181	[1]	Key Energy Services, Inc.	2,232,114
388,298	[1]	Oasis Petroleum, Inc.	4,745,002
108,912	[1]	PDC Energy, Inc.	6,859,278
680,881	[1,2]	W&T Offshore, Inc.	4,725,314
12,612	[1]	Westmoreland Coal Co.	2,270
		TOTAL	32,668,378
		Financials—18.7%
30,552		1st Source Corp.	1,728,021
44,688		American Equity Investment Life Holding Co.	1,596,702
228,938	[2]	BancorpSouth Bank	7,532,060
360,369		CNO Financial Group, Inc.	7,333,509
141,265	[2]	Cadence BanCorporation	3,846,646
57,924	[1,2]	Enova International, Inc.	1,795,644
56,195	[2]	Enterprise Financial Services Corp.	3,160,969
259,664	[1,2]	Ezcorp, Inc., Class A	2,973,153
20,428		Federal Agricultural Mortgage Association, Class C	1,926,156
28,122		Financial Institutions, Inc.	891,467
99,671		First Bancorp, Inc.	4,128,373
46,068		First Busey Corp.	1,461,277
170,742		First Defiance Financial Corp.	5,491,063
74,985		First Financial Bancorp	2,275,795
48,448		First Guaranty Bancshares, Inc.	1,279,027
124,151	[1]	First NBC Bank Holding Co.	5,276
154,200		Fulton Financial Corp.	2,675,370
102,557		Hancock Whitney Corp.	5,153,489
71,246	[1]	Hometrust Bancshares, Inc.	2,073,259
132,424		Iberiabank Corp.	11,004,434
803,266		Investors Bancorp, Inc.	10,056,890
214,953	[1]	MGIC Investment Corp.	2,682,613
156,105		Meridian Bancorp, Inc.	2,856,722
173,822		National Bank Holdings Corp.	6,879,875
19,683	[1]	Nicolet Bankshares, Inc.	1,089,454
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
252,478	[2]	Old National Bancorp	$4,910,697
118,289		Peapack-Gladstone Financial Corp.	3,889,342
13,446	[2]	Preferred Bank Los Angeles, CA	836,879
112,685		QCR Holdings, Inc.	4,896,163
21,857		Republic Bancorp, Inc.	1,046,295
40,214		Sandy Spring Bancorp, Inc.	1,572,770
81,367		Simmons 1st National Corp., Class A	2,424,737
23,516	[1]	Texas Capital Bancshares, Inc.	2,135,253
158,307		TowneBank	5,113,316
32,882		TriCo Bancshares	1,276,479
76,270	[2]	UMB Financial Corp.	5,483,050
42,943		Union Bankshares Corp.	1,739,621
60,176	[2]	Universal Insurance Holdings, Inc.	2,671,814
268,161		Valley National Bancorp	3,124,076
56,326		WSFS Financial Corp.	3,193,684
132,707	[2]	Waddell & Reed Financial, Inc., Class A	2,748,362
184,301	[2]	Washington Federal, Inc.	6,183,299
227,145		Waterstone Financial, Inc.	3,861,465
108,805		Western New England Bancorp, Inc.	1,180,534
47,820		Wintrust Financial Corp.	4,195,249
		TOTAL	154,380,329
		Health Care—15.9%
66,205	[1,3]	Adeptus Health, Inc., Class A	0
78,928	[1,2]	AMAG Pharmaceutical, Inc.	1,740,362
48,366	[1,2]	Amedisys, Inc.	4,528,509
72,793	[1]	American Renal Associates Holdings, Inc.	1,171,239
79,565	[1,2]	Audentes Therapeutics, Inc.	2,995,622
361,657	[1,2]	DepoMed, Inc.	3,204,281
48,368	[1]	Enanta Pharmaceuticals, Inc.	4,716,847
238,840	[1]	Endo International PLC	2,971,170
87,345	[1]	Genomic Health, Inc.	4,688,680
142,734	[1]	Globus Medical, Inc.	7,347,946
80,758	[1]	Haemonetics Corp.	7,885,211
87,234	[1]	HealthEquity, Inc.	6,586,167
91,069	[1,2]	Heron Therapeutics, Inc.	3,410,534
260,696	[1]	Horizon Pharma PLC	4,596,070
33,654	[1]	ICU Medical, Inc.	9,651,967
101,688	[1,2]	Immunomedics, Inc.	2,433,394
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
40,959	[1]	Inogen, Inc.	$8,161,081
21,778	[2]	LeMaitre Vascular, Inc.	784,008
42,575	[1,2]	Ligand Pharmaceuticals, Inc., Class B	9,295,400
27,001	[1]	Loxo Oncology, Inc.	4,525,098
45,308	[1,2]	Merit Medical Systems, Inc.	2,460,224
45,115	[1,2]	Merrimack Pharmaceuticals, Inc.	233,245
11,558	[1,2]	Mirati Therapeutics, Inc.	709,661
44,721	[1,2]	Molina Healthcare, Inc.	4,655,009
121,590	[1,2]	Myriad Genetics, Inc.	5,319,562
102,926	[1]	Novocure Ltd.	3,499,484
82,310	[1,2]	NuVasive, Inc.	4,778,096
60,932	[1]	Orthofix International NV	3,685,777
24,110	[1,2]	Penumbra, Inc.	3,429,648
81,409	[1]	Supernus Pharmaceuticals, Inc.	4,310,607
93,004	[1]	Ultragenyx Pharmaceutical, Inc.	7,357,546
		TOTAL	131,132,445
		Industrials—16.1%
90,844	[1,2]	ASGN, Inc.	8,203,213
155,374		Acco Brands Corp.	1,988,787
81,750	[1,2]	AXON Enterprise, Inc.	5,553,278
208,195		CECO Environmental Corp.	1,430,300
99,129	[1,2]	Caesarstone Ltd.	1,561,282
111,392	[1]	Chart Industries, Inc.	8,698,601
47,096	[1,2]	Cimpress NV	6,879,313
108,249	[2]	DMC Global, Inc.	4,443,622
93,413		Deluxe Corp.	5,504,828
172,264		Essendant, Inc.	2,864,750
16,167	[1]	FTI Consulting, Inc.	1,276,546
40,864	[1]	Generac Holdings, Inc.	2,196,440
89,265	[2]	Greenbrier Cos., Inc.	5,056,862
146,419	[1]	Harsco Corp.	3,711,722
58,149	[1]	Herc Holdings, Inc.	3,304,026
79,039		Hurco Co., Inc.	3,501,428
65,089		Insperity, Inc.	6,189,964
102,335	[1,2]	JELD-WEN Holding, Inc.	2,808,072
237,496		Kennametal, Inc.	9,252,844
65,491	[2]	MSA Safety, Inc.	6,606,732
33,211	[1]	Mastec, Inc.	1,545,972
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
177,780		Miller Herman, Inc.	$6,728,973
51,704	[1]	Proto Labs, Inc.	6,444,904
65,497		Quad Graphics, Inc.	1,346,618
92,288		Rush Enterprises, Inc.	4,161,266
75,492		SkyWest, Inc.	4,521,971
158,366	[1]	Titan Machinery, Inc.	2,397,661
24,150	[1]	Trex Co., Inc.	1,877,421
32,422		Unifirst Corp.	6,067,777
68,149	[1]	Univar, Inc.	1,873,416
39,898	[1,2]	Veritiv Corp.	1,528,093
31,747	[1]	XPO Logistics, Inc.	3,165,811
		TOTAL	132,692,493
		Information Technology—15.3%
64,627	[1]	Advanced Energy Industries, Inc.	3,957,758
35,836	[1]	Aspen Technology, Inc.	3,432,730
38,449	[2]	Belden, Inc.	2,489,573
21,103	[2]	Blackbaud, Inc.	2,106,290
48,042	[1]	Blucora, Inc.	1,669,460
38,374	[1]	CACI International, Inc., Class A	6,723,125
42,780		Cabot Microelectronics Corp.	5,152,851
102,623	[1]	Cornerstone OnDemand, Inc.	5,069,576
102,777	[1,2]	Coupa Software, Inc.	6,301,258
108,577	[1,2]	Cray, Inc.	2,708,996
156,486	[1]	Diodes, Inc.	5,815,020
147,472	[1]	Etsy, Inc.	6,025,706
143,019	[1]	Everi Holdings, Inc.	1,051,190
124,850	[1,2]	Five9, Inc.	3,982,715
24,352	[1,2]	GrubHub, Inc.	2,968,265
57,846	[1]	Kimball Electronics, Inc.	1,177,166
33,081		MKS Instruments, Inc.	3,119,538
25,376		Monolithic Power Systems	3,366,888
70,121	[1]	New Relic, Inc.	6,850,822
75,546	[1]	Paylocity Corp.	4,381,668
46,036		Progress Software Corp.	1,693,664
60,859	[1]	Qualys, Inc.	5,300,819
21,202	[1]	RealPage, Inc.	1,168,230
40,143	[1]	RingCentral, Inc.	2,960,546
83,752	[1]	SPS Commerce, Inc.	7,185,084
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
178,799	[1,2]	SailPoint Technologies Holding	$4,307,268
9,040	[1,2]	Stamps.com, Inc.	2,359,440
33,730	[1]	Syntel, Inc.	1,369,101
180,654	[1,2]	TTM Technologies	3,136,153
44,939	[1]	Trade Desk, Inc./The	3,789,256
118,513		Travelport Worldwide Ltd.	2,239,896
46,411	[1]	Verint Systems, Inc.	2,083,854
266,015	[2]	Vishay Intertechnology, Inc.	6,650,375
48,000	[1]	Yelp, Inc.	1,770,240
42,752	[1]	Zendesk, Inc.	2,328,701
		TOTAL	126,693,222
		Materials—5.1%
182,208	[1,2]	AgroFresh Solutions, Inc.	1,295,499
121,399		Boise Cascade Co.	5,250,507
147,740		Carpenter Technology Corp.	8,091,720
157,170		Commercial Metals Corp.	3,511,178
322,378		Gold Resource Corp.	2,111,576
32,200		Kaiser Aluminum Corp.	3,594,164
213,039		Louisiana-Pacific Corp.	5,735,010
121,607		Schnitzer Steel Industries, Inc., Class A	4,006,950
40,305	[2]	Stepan Co.	3,529,912
39,190		Trinseo SA	2,927,493
62,350	[1]	UFP Technologies, Inc.	2,038,845
		TOTAL	42,092,854
		Telecommunication Services—1.2%
628,118	[2]	Frontier Communications Corp.	3,278,776
525,467	[1]	Vonage Holdings Corp.	6,731,232
		TOTAL	10,010,008
		Utilities—3.8%
78,329		New Jersey Resources Corp.	3,622,716
126,902		Northwestern Corp.	7,529,096
214,551		PNM Resources, Inc.	8,442,582
184,408		Portland General Electric Co.	8,364,747
49,246		Southwest Gas Holdings, Inc.	3,851,037
		TOTAL	31,810,178
		TOTAL COMMON STOCKS (IDENTIFIED COST $733,934,300)	805,536,536
Annual Shareholder Report
12

Shares		Value
	INVESTMENT COMPANIES—16.0%
43,276,939	Federated Government Obligations Fund, Premier Shares, 1.80%[4]	$43,276,939
89,106,925	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4]	89,124,747
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $132,395,077)	132,401,686
	TOTAL INVESTMENT IN SECURITIES—113.5% (IDENTIFIED COST $866,329,377)[5]	937,938,222
	OTHER ASSETS AND LIABILITIES - NET—(13.5)%[6]	(111,291,097)
	TOTAL NET ASSETS—100%	$826,647,125
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total Affiliated Transactions
Balance of Shares Held 7/31/2017	—	7,980,640	7,980,640
Purchases/Additions	181,353,939	504,099,656	685,453,595
Sales/Reductions	(138,077,000)	(422,973,371)	(561,050,371)
Balance of Shares Held 7/31/2018	43,276,939	89,106,925	132,383,864
Value	$43,276,939	$89,124,747	$132,401,686
Change in Unrealized Appreciation/Depreciation	N/A	$6,558	$6,558
Net Realized Gain/(Loss)	N/A	$(3,108)	$(3,108)
Dividend Income	$108,630	$442,925	$551,555
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $867,687,694.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$798,657,223	$—	$0	$798,657,223
International	6,879,313	—	—	6,879,313
Investment Companies	132,401,686	—	—	132,401,686
TOTAL SECURITIES	$937,938,222	$—	$0	$937,938,222
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.69	$15.08	$15.66	$15.07	$13.70
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.02)[1]	0.03[1]	(0.05)[1]	(0.12)[1]
Net realized and unrealized gain (loss)	3.38	3.78	1.02	1.57	1.49
TOTAL FROM INVESTMENT OPERATIONS	3.37	3.76	1.05	1.52	1.37
Less Distributions:
Distributions from net realized gain	(0.87)	(0.15)	(1.63)	(0.93)	—
Net Asset Value, End of Period	$21.19	$18.69	$15.08	$15.66	$15.07
Total Return[2]	18.49%	24.97%	7.90%	10.22%	10.00%
Ratios to Average Net Assets:
Net expenses	1.14%	1.14%	1.13%	1.48%	1.70%
Net investment income (loss)	(0.06)%	(0.13)%	0.19%	(0.35)%	(0.77)%
Expense waiver/reimbursement[3]	0.37%	0.55%	1.10%	0.76%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,396	$37,031	$13,035	$7,160	$5,346
Portfolio turnover	88%	91%	189%	166%	174%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$16.83	$13.70	$14.48	$14.10	$12.91
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.14)[1]	(0.07)[1]	(0.16)[1]	(0.21)[1]
Net realized and unrealized gain (loss)	3.02	3.42	0.92	1.47	1.40
TOTAL FROM INVESTMENT OPERATIONS	2.88	3.28	0.85	1.31	1.19
Less Distributions:
Distributions from net realized gain	(0.87)	(0.15)	(1.63)	(0.93)	—
Net Asset Value, End of Period	$18.84	$16.83	$13.70	$14.48	$14.10
Total Return[2]	17.60%	23.98%	7.12%	9.41%	9.22%
Ratios to Average Net Assets:
Net expenses	1.89%	1.89%	1.88%	2.28%	2.45%
Net investment income (loss)	(0.81)%	(0.89)%	(0.56)%	(1.11)%	(1.50)%
Expense waiver/reimbursement[3]	0.38%	0.57%	1.11%	0.72%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,072	$15,223	$3,422	$3,031	$3,338
Portfolio turnover	88%	91%	189%	166%	174%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.30	$15.54	$16.04	$15.38	$13.94
Income From Investment Operations:
Net investment income (loss)	0.03[1]	0.02[1]	0.06[1]	(0.02)[1]	(0.08)[1]
Net realized and unrealized gain (loss)	3.50	3.90	1.07	1.61	1.52
TOTAL FROM INVESTMENT OPERATIONS	3.53	3.92	1.13	1.59	1.44
Less Distributions:
Distributions from net investment income	(0.02)	—	—	—	—
Distributions from net realized gain	(0.87)	(0.16)	(1.63)	(0.93)	—
TOTAL DISTRIBUTIONS	(0.89)	(0.16)	(1.63)	(0.93)	—
Net Asset Value, End of Period	$21.94	$19.30	$15.54	$16.04	$15.38
Total Return[2]	18.78%	25.24%	8.24%	10.48%	10.33%
Ratios to Average Net Assets:
Net expenses	0.89%	0.89%	0.88%	1.26%	1.45%
Net investment income (loss)	0.13%	0.10%	0.43%	(0.11)%	(0.51)%
Expense waiver/reimbursement[3]	0.34%	0.53%	1.11%	0.74%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$708,805	$179,219	$24,529	$20,504	$21,486
Portfolio turnover	88%	91%	189%	166%	174%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2016[1]
	2018	2017
Net Asset Value, Beginning of Period	$19.30	$15.54	$13.88
Income From Investment Operations:
Net investment income (loss)	0.02	0.01	(0.01)[2]
Net realized and unrealized gain (loss)	3.51	3.91	1.67
TOTAL FROM INVESTMENT OPERATIONS	3.53	3.92	1.66
Less Distributions:
Distributions from net investment income	(0.02)	—	—
Distributions from net realized gain	(0.87)	(0.16)	—
TOTAL DISTRIBUTIONS	(0.89)	(0.16)	—
Net Asset Value, End of Period	$21.94	$19.30	$15.54
Total Return[3]	18.78%	25.24%	11.96%
Ratios to Average Net Assets:
Net expenses	0.88%	0.88%	0.87%[4]
Net investment income (loss)	0.08%	0.04%	(0.04)%[4]
Expense waiver/reimbursement[5]	0.26%	0.41%	0.97%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,374	$1,017	$0[6]
Portfolio turnover	88%	91%	189%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at value including $105,260,770 of securities loaned and including $132,401,686 of investment in affiliated holdings (identified cost $866,329,377)		$937,938,222
Income receivable		131,288
Income receivable from affiliated holdings		41,811
Receivable for investments sold		6,545,446
Receivable for shares sold		3,442,604
TOTAL ASSETS		948,099,371
Liabilities:
Payable for investments purchased	$13,039,572
Payable for shares redeemed	818,054
Payable for collateral due to broker for securities lending	107,326,939
Payable for investment adviser fee (Note 5)	15,910
Payable for administrative fee (Note 5)	1,797
Payable for distribution services fee (Note 5)	18,962
Payable for other service fees (Notes 2 and 5)	46,554
Accrued expenses (Note 5)	184,458
TOTAL LIABILITIES		121,452,246
Net assets for 38,024,852 shares outstanding		$826,647,125
Net Assets Consist of:
Paid-in capital		$742,584,610
Net unrealized appreciation		71,608,845
Accumulated net realized gain		12,453,670
TOTAL NET ASSETS		$826,647,125
Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($74,396,196 ÷ 3,511,549 shares outstanding), no par value, unlimited shares authorized	$21.19
Offering price per share (100/94.50 of $21.19)	$22.42
Redemption proceeds per share	$21.19
Class C Shares:
Net asset value per share ($30,072,152 ÷ 1,595,972 shares outstanding), no par value, unlimited shares authorized	$18.84
Offering price per share	$18.84
Redemption proceeds per share (99.00/100 of $18.84)	$18.65
Institutional Shares:
Net asset value per share ($708,804,711 ÷ 32,307,834 shares outstanding), no par value, unlimited shares authorized	$21.94
Offering price per share	$21.94
Redemption proceeds per share	$21.94
Class R6 Shares:
Net asset value per share ($13,374,066 ÷ 609,497 shares outstanding), no par value, unlimited shares authorized	$21.94
Offering price per share	$21.94
Redemption proceeds per share	$21.94
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Dividends (including $244,437 received from affiliated holdings* and net of foreign taxes withheld of $4,274)			$4,607,785
Net income on securities loaned (includes $307,118 received from affiliated holdings related to cash collateral balances*)			165,990
TOTAL INCOME			4,773,775
Expenses:
Investment adviser fee (Note 5)		$4,499,418
Administrative fee (Note 5)		372,528
Custodian fees		24,374
Transfer agent fee (Note 2)		476,388
Directors'/Trustees' fees (Note 5)		3,883
Auditing fees		26,700
Legal fees		8,669
Portfolio accounting fees		117,902
Distribution services fee (Note 5)		155,950
Other service fees (Notes 2 and 5)		194,853
Share registration costs		133,414
Printing and postage		52,060
Miscellaneous (Note 5)		26,348
TOTAL EXPENSES		6,092,487
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,235,464)
Reimbursement of other operating expenses (Notes 2 and 5)	(375,066)
TOTAL WAIVER AND REIMBURSEMENTS		(1,610,530)
Net expenses			4,481,957
Net investment income			291,818
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(3,108) on sales of investments in affiliated holdings*)			18,755,103
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $6,558 on investments in affiliated holdings*)			57,705,393
Net realized and unrealized gain on investments			76,460,496
Change in net assets resulting from operations			$76,752,314
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$291,818	$(29,946)
Net realized gain	18,755,103	10,729,386
Net change in unrealized appreciation/depreciation	57,705,393	10,955,971
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	76,752,314	21,655,411
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(287,325)	—
Class R6 Shares	(4,493)	—
Distributions from net realized gain
Class A Shares	(2,298,928)	(229,905)
Class C Shares	(898,230)	(64,270)
Institutional Shares	(11,856,739)	(525,114)
Class R6 Shares	(184,805)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,530,520)	(819,290)
Share Transactions:
Proceeds from sale of shares	637,054,717	234,400,654
Net asset value of shares issued to shareholders in payment of distributions declared	15,027,304	801,641
Cost of shares redeemed	(119,146,419)	(64,535,560)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	532,935,602	170,666,735
Change in net assets	594,157,396	191,502,856
Net Assets:
Beginning of period	232,489,729	40,986,873
End of period	$826,647,125	$232,489,729
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report
23

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,610,530 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$67,492	$(54,946)
Class C Shares	27,528	(22,441)
Institutional Shares	380,640	(297,679)
Class R6 Shares	728	—
TOTAL	$476,388	$(375,066)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$143,395
Class C Shares	51,458
TOTAL	$194,853
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any
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additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$105,260,770	$107,326,939
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,701,057	$54,055,165	2,543,276	$44,263,084
Shares issued to shareholders in payment of distributions declared	114,322	2,215,556	12,847	227,778
Shares redeemed	(1,285,487)	(26,118,919)	(1,438,730)	(25,497,861)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,529,892	$30,151,802	1,117,393	$18,993,001

Year Ended July 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	895,916	$16,153,794	844,369	$13,376,009
Shares issued to shareholders in payment of distributions declared	51,304	888,075	3,710	59,508
Shares redeemed	(255,648)	(4,525,472)	(193,490)	(3,060,689)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	691,572	$12,516,397	654,589	$10,374,828
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Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,620,440	$553,678,973	9,680,146	$175,632,372
Shares issued to shareholders in payment of distributions declared	584,818	11,734,158	28,142	514,355
Shares redeemed	(4,184,409)	(86,776,222)	(2,000,149)	(35,852,755)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,020,849	$478,636,909	7,708,139	$140,293,972

Year Ended July 31	2018		2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	631,723	$13,166,785	59,333	$1,129,189
Shares issued to shareholders in payment of distributions declared	9,445	189,515	—	—
Shares redeemed	(84,376)	(1,725,806)	(6,635)	(124,255)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	556,792	$11,630,494	52,698	$1,004,934
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	25,799,105	$532,935,602	9,532,819	$170,666,735
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$13,627,453	$819,290
Long-term capital gains	$1,903,067	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$12,099,427
Net unrealized appreciation	$70,250,528
Undistributed long-term capital gains	$1,712,560
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2018, the cost of investments for federal tax purposes was $867,687,694. The net unrealized appreciation of investments for federal tax purposes was $70,250,528. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $92,663,959 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,413,431.
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The Fund used capital loss carryforwards of $268,637 to offset capital gains realized during the year ended July 31, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.99% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $1,224,734 of its fee and voluntarily reimbursed $375,066 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2018, the Adviser reimbursed $10,730.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$155,950
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended July 31, 2018, FSC retained $78,142 of fees paid by the Fund. For the year ended July 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended July 31, 2018, FSSC received $811 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2018, FSC retained $25,919 in sales charges from the sale of Class A Shares. FSC also retained $9,151 of CDSC relating to redemptions of Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2018, were as follows:
Purchases	$903,217,735
Sales	$397,947,783
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $1,903,067.
For the year ended July 31, 2018, 18.12% of total ordinary income (including short-term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gains) distributions made by the Fund during the year ended July 31, 2018, 17.45% qualify for the dividends received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap core fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,062.70	$5.83
Class C Shares	$1,000	$1,058.40	$9.65
Institutional Shares	$1,000	$1,064.00	$4.55
Class R6 Shares	$1,000	$1,064.00	$4.50
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$5.71
Class C Shares	$1,000	$1,015.40	$9.44
Institutional Shares	$1,000	$1,020.40	$4.46
Class R6 Shares	$1,000	$1,020.40	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.89%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 16 basis points in the contractual advisory fee. In 2018, the Board approved an additional reduction of 14 basis points in the contractual advisory fee. These changes were intended to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
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The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
37328 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2018
Share Class | Ticker	A | QASGX	C | QCSGX
	Institutional | QISGX	R6 | QLSGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2017 through July 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Small Cap Growth Fund (the “Fund”), based on net asset value for the 12-month reporting period ended July 31, 2018, was 23.50% for Class A Shares, 22.54% for Class C Shares, 23.85% for Institutional Shares and 23.81% for Class R6 Shares. The total return for the Russell 2000® Growth Index (R2000G),1 the Fund's broad-based securities market index, was 22.91% for the same period. The total return of the Morningstar Small Growth Funds Average (MSGFA),2 a peer group average for the Fund, was 22.76% during the same period. The Fund's and MSGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, overall domestic equity market performance was strong as evidenced by the 16.39% return of the whole-market Russell 3000® Index.3 On average, very small-cap stocks4 had the best year, followed by very large-cap stocks: the Russell Microcap® Index5 returned 20.80%, the small-cap Russell 2000® Index6 returned 18.73%, and the Russell Top 200® Index7 returned 17.28%. Mid-cap stocks trailed for the year with the Russell Midcap® Index8 returning 13.45%. For style, growth led value by a substantial margin in August 2017, October 2017, January 2018, February 2018 and May 2018. While there were some months that did favor value slightly, they did little to offset the cumulative difference: for the year, the Russell 3000® Growth Index9 returned 22.86%, and the Russell 3000® Value Index10 returned 9.91%.
The best performing sectors in the R2000G during the reporting period were Health Care (32.41%), Information Technology (23.39%), Consumer Discretionary (21.46%) and Consumer Staples (21.46%). Underperforming sectors during the same period included Utilities (1.87%), Real Estate (5.41%) and Materials (14.78%).
STOCK SELECTION
The Fund buys stocks with many different combinations of fundamental and technical characteristics that have signaled market outperformance historically. When looking at the Fund's combinations of these characteristics, the outperformance during the reporting period came primarily from growth-oriented stocks with prices near 52-week highs, high analyst conviction and low structural earnings, and from small cap growth stocks with relatively strong value
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1

characteristics (high structural earnings and favorable cash flow). Stocks with high analyst conviction and moderate to high structural earnings detracted the most from performance.
The Fund's sector exposures continued to remain close to R2000G weights, but with a small overweight in Consumer Discretionary and a small underweight in Real Estate. Strong stock selection in the Consumer Staples and Information Technology sectors, and underweighting the Real Estate sector contributed the most to Fund outperformance. Poor stock selection in the Health Care and Industrials sectors provided a partial offset.
Individual stocks enhancing the Fund's performance included Proto Labs, Inc., Shutterfly, Inc., Inogen, Inc. and USANA Health Sciences, Inc.
Individual stocks detracting from the Fund's performance included SAGE Therapeutics, Inc., iRobot Corporation and GNC Holdings, Inc.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000G.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSGFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.*
4	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
5	The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges and is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.*
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.*
7	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.*
Annual Shareholder Report
2

8	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set.*
9	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.*
10	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.*
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund from July 31, 2008 to July 31, 2018, compared to the Russell 2000 Growth® Index (R2000G)2 and the Morningstar Small Growth Funds Average (MSGFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2018
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	16.73%	13.84%	10.30%
Class C Shares	21.54%	14.28%	10.09%
Institutional Shares	23.85%	15.43%	11.20%
Class R6 Shares[4]	23.81%	15.35%	10.94%
R2000G	22.91%	12.38%	11.17%
MSGFA	22.76%	11.55%	10.96%
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4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and MSGFA have been adjusted to reflect reinvestment of dividends on securities.
2	The R2000G measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The R2000G is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The R2000G is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
3	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of $10,000 line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's Class R6 Shares commenced operations on June 29, 2016. It is anticipated that this class will have the lowest net expenses of all outstanding share classes. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund's Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the gross expenses of Class R6 Shares would have exceeded the actual expenses paid by Institutional Shares.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	25.9%
Information Technology	19.4%
Industrials	19.3%
Consumer Discretionary	15.9%
Financials	7.3%
Materials	4.3%
Consumer Staples	3.2%
Energy	1.2%
Telecommunication Services	1.2%
Securities Lending Collateral[2]	2.9%
Cash Equivalents[3]	3.0%
Other Assets and Liabilities—Net[4]	(3.6)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
6

Portfolio of Investments
July 31, 2018
Shares			Value
		COMMON STOCKS—97.7%
		Consumer Discretionary—15.9%
81,166		American Eagle Outfitters, Inc.	$2,043,760
63,651	[1]	At Home Group, Inc.	2,308,622
95,306		BJ's Restaurants, Inc.	6,028,104
42,884		Big Lots, Inc.	1,862,452
13,764	[1]	Cavco Industries, Inc.	2,924,162
262,979		Chicos Fas, Inc.	2,287,917
9,247		Churchill Downs, Inc.	2,644,180
7,051	[1]	Cooper-Standard Holding, Inc.	950,475
180,294	[1]	CROCs, Inc.	3,265,124
8,880	[1]	Deckers Outdoor Corp.	1,001,930
55,137	[2]	Dine Brands Global, Inc.	3,916,381
29,537	[1]	Five Below, Inc.	2,869,815
33,934	[1,2]	iRobot Corp.	2,689,269
55,581		La-Z-Boy, Inc.	1,695,221
69,754	[1]	Lumber Liquidators, Inc.	1,349,042
152,067		M.D.C. Holdings, Inc.	4,416,026
16,106		Marriott Vacations Worldwide Corp.	1,918,386
62,304		Nexstar Media Group, Inc., Class A	4,638,533
87,965		Nutri/System, Inc.	3,518,600
48,557	[1]	Penn National Gaming, Inc.	1,556,252
42,808	[1]	Planet Fitness, Inc.	2,034,236
18,244	[1]	RH	2,478,630
29,270	[1]	Scientific Games Corp.	1,406,424
153,925	[1]	SeaWorld Entertainment, Inc.	3,278,602
77,805	[1]	Shutterfly, Inc.	6,400,239
34,698	[1]	Sothebys Holdings, Inc., Class A	1,842,811
120,964		Tailored Brands, Inc.	2,438,634
122,257	[1]	Taylor Morrison Home Corp., Class A	2,387,679
51,319	[1]	TopBuild Corp.	3,811,975
34,373	[1]	Weight Watchers International, Inc.	3,077,415
61,715		World Wrestling Entertainment, Inc.	4,882,274
		TOTAL	87,923,170
		Consumer Staples—3.2%
57,640	[1]	Chefs Warehouse, Inc.	1,553,398
25,868		Medifast, Inc.	4,441,018
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
22,194	[1]	The Boston Beer Co., Inc., Class A	$6,102,241
38,896	[1]	USANA Health Sciences, Inc.	5,143,996
3,247		WD 40 Co.	520,007
		TOTAL	17,760,660
		Energy—1.2%
45,493	[2]	CVR Energy, Inc.	1,787,420
48,516	[1]	Carrizo Oil & Gas, Inc.	1,367,181
426,237	[1]	Denbury Resources, Inc.	1,922,329
86,464	[1]	Par Petroleum Corp.	1,513,984
		TOTAL	6,590,914
		Financials—7.3%
49,687	[1]	Allegiance Bancshares, Inc.	2,233,431
148,959		Blue Hills Bancorp, Inc.	3,262,202
47,972	[1]	Eagle Bancorp, Inc.	2,592,887
92,663	[1]	Enova International, Inc.	2,872,553
23,892		Evercore, Inc., Class A	2,699,796
24,870		First Cash, Inc.	2,019,444
36,015	[1]	Green Dot Corp.	2,856,710
44,292		Guaranty Bancshares, Inc.	1,388,997
4,050		Hingham Institution for Savings	895,333
44,947	[1]	NMI Holdings, Inc.	939,392
102,498		National Bank Holdings Corp.	4,056,871
65,437	[1]	National Commerce Corp.	2,853,053
53,123	[1]	Texas Capital Bancshares, Inc.	4,823,568
70,164		The Bank of NT Butterfield & Son Ltd.	3,470,311
78,879		Universal Insurance Holdings, Inc.	3,502,228
		TOTAL	40,466,776
		Health Care—25.9%
51,904	[1,3]	Adeptus Health, Inc.	0
12,569	[1]	Aerie Pharmaceuticals, Inc.	849,036
36,534	[1]	Amedisys, Inc.	3,420,678
81,786	[1]	American Renal Associates Holdings, Inc.	1,315,937
108,498	[1]	Amicus Therapeutics, Inc.	1,578,646
83,501	[1,2]	Arrowhead Pharmaceuticals, Inc.	1,216,610
58,846	[1]	Audentes Therapeutics, Inc.	2,215,552
8,884	[1]	BioTelemetry, Inc.	466,410
9,119		Chemed Corp.	2,881,878
65,761	[1]	ChemoCentryx, Inc.	760,197
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
129,983	[1]	Coherus Biosciences, Inc.	$2,476,176
32,651	[1]	Concert Pharmaceuticals, Inc.	522,089
170,895	[1]	DepoMed, Inc.	1,514,130
38,388	[1]	Editas Medicine, Inc.	1,141,659
32,944	[1]	Enanta Pharmaceuticals, Inc.	3,212,699
41,775	[1]	Epizyme, Inc.	538,898
24,457	[1]	FibroGen, Inc.	1,543,237
69,270	[1,2]	G1 Therapeutics, Inc.	3,557,014
75,169	[1]	Genomic Health, Inc.	4,035,072
97,154	[1]	Globus Medical, Inc.	5,001,488
55,934	[1]	Haemonetics Corp.	5,461,396
77,350	[1]	Halozyme Therapeutics, Inc.	1,400,035
75,425	[1]	HealthEquity, Inc.	5,694,587
99,212	[1]	Heron Therapeutics, Inc.	3,715,489
171,951	[1]	Horizon Pharma PLC	3,031,496
24,350	[1]	ICU Medical, Inc.	6,983,580
85,578	[1,2]	Immunomedics, Inc.	2,047,882
130,595	[1]	Innoviva, Inc.	1,847,919
31,683	[1]	Inogen, Inc.	6,312,838
34,899	[1]	Ligand Pharmaceuticals, Inc., Class B	7,619,499
29,717	[1]	Loxo Oncology, Inc.	4,980,272
170,141		Luminex Corp.	5,760,974
4,082	[1]	Madrigal Pharmaceuticals, Inc.	1,049,196
55,947	[1]	Merit Medical Systems, Inc.	3,037,922
18,838	[1]	Mirati Therapeutics, Inc.	1,156,653
15,171	[1]	Molina Healthcare, Inc.	1,579,149
64,507	[1]	Myriad Genetics, Inc.	2,822,181
134,457	[1]	NeoGenomics, Inc.	1,882,398
82,753	[1]	Novocure Ltd.	2,813,602
50,253	[1]	NuVasive, Inc.	2,917,187
50,473	[1]	Orthofix International NV	3,053,112
11,980	[1]	Penumbra, Inc.	1,704,155
43,541	[1]	Prestige Brands Holdings, Inc.	1,555,720
48,529	[1]	Quidel Corp.	3,293,178
27,200	[1]	REGENXBIO, Inc.	1,912,160
60,485	[1]	Staar Surgical Co.	1,865,962
69,496	[1]	Supernus Pharmaceuticals, Inc.	3,679,813
71,057	[1]	SurModics, Inc.	4,178,152
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
96,619	[1]	Ultragenyx Pharmaceutical, Inc.	$7,643,529
78,610	[1]	Xencor, Inc.	2,925,864
25,201	[1]	Zogenix, Inc.	1,430,157
		TOTAL	143,603,463
		Industrials—19.3%
65,214	[1]	ASGN, Inc.	5,888,824
118,379		Advanced Drainage System, Inc.	3,308,693
60,704		Astec Industries, Inc.	2,982,387
50,034	[1]	Avis Budget Group, Inc.	1,743,685
25,992		Brady (W.H.) Co.	994,194
47,264	[1,2]	Caesarstone Ltd.	744,408
55,104	[1]	Chart Industries, Inc.	4,303,071
34,970	[1,2]	Cimpress NV	5,108,068
37,605		Comfort Systems USA, Inc.	2,088,958
83,146	[1]	Commercial Vehicle Group, Inc.	582,853
37,693	[1]	DXP Enterprises, Inc.	1,558,229
54,624		Deluxe Corp.	3,218,992
27,502	[1]	Echo Global Logistics, Inc.	947,444
26,918	[1]	Generac Holdings, Inc.	1,446,842
55,785		Granite Construction, Inc.	3,009,601
159,142	[1]	Harsco Corp.	4,034,250
36,709	[1]	Herc Holdings, Inc.	2,085,805
44,428		Insperity, Inc.	4,225,103
187,018		Interface, Inc.	4,189,203
69,653	[1]	JELD-WEN Holding, Inc.	1,911,278
23,906		KForce Com, Inc.	903,647
27,545		Kaman Corp., Class A	1,824,030
187,186		Kennametal, Inc.	7,292,767
44,569		Knoll, Inc.	1,005,031
51,638		Korn/Ferry International	3,407,075
46,106		MSA Safety, Inc.	4,651,173
59,714	[1]	Mastec, Inc.	2,779,687
134,157		Miller Herman, Inc.	5,077,842
164,005	[1]	NCI Building System, Inc.	2,615,880
14,538	[1]	PGT, Inc.	348,912
32,834	[1]	Proto Labs, Inc.	4,092,758
37,196		Quad Graphics, Inc.	764,750
79,047		Rush Enterprises, Inc.	3,564,229
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
22,900	[1]	Saia, Inc.	$1,725,515
33,911		Schneider National, Inc.	886,434
66,302	[1]	Taser International, Inc.	4,503,895
19,770	[1]	Trex Co., Inc.	1,536,920
26,449	[1]	TriNet Group, Inc.	1,424,279
33,080	[1]	Univar, Inc.	909,369
55,670		Universal Forest Products, Inc.	2,050,883
39,656		Werner Enterprises, Inc.	1,477,186
		TOTAL	107,214,150
		Information Technology—19.4%
48,958	[1]	Advanced Energy Industries, Inc.	2,998,188
44,985	[1,2]	Alteryx, Inc.	1,753,965
57,947	[1]	Apptio, Inc.	1,945,281
24,080	[1]	Aspen Technology, Inc.	2,306,623
21,431		Blackbaud, Inc.	2,139,028
66,284	[1]	Ciena Corp.	1,683,614
66,440		CSG Systems International, Inc.	2,702,115
20,558		Cabot Microelectronics Corp.	2,476,211
94,579	[1]	Care.com, Inc.	1,704,314
90,981	[1]	Cornerstone OnDemand, Inc.	4,494,461
76,477	[1]	Coupa Software, Inc.	4,688,805
91,243		Entegris, Inc.	3,207,191
151,090	[1]	Etsy, Inc.	6,173,537
10,815	[1]	Everbridge, Inc.	486,459
75,994	[1]	Everi Holdings, Inc.	558,556
6,741	[1]	Fair Isaac & Co., Inc.	1,358,042
104,453	[1]	Five9, Inc.	3,332,051
30,603	[1]	GrubHub, Inc.	3,730,200
13,663	[1]	HubSpot, Inc.	1,695,578
3,577	[1]	Imperva, Inc.	165,436
10,787		Littelfuse, Inc.	2,338,837
11,271		MKS Instruments, Inc.	1,062,855
9,625		Monolithic Power Systems	1,277,045
56,152	[1]	Nanometrics, Inc.	2,114,684
44,640	[1]	New Relic, Inc.	4,361,328
63,764	[1]	Paylocity Corp.	3,698,312
15,687		Plantronics, Inc.	1,077,069
91,835		Progress Software Corp.	3,378,610
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
35,055	[1]	Qualys, Inc.	$3,053,290
10,130	[1]	RealPage, Inc.	558,163
33,174	[1]	RingCentral, Inc.	2,446,583
29,270	[1,2]	SMART Global Holdings, Inc.	893,613
67,682	[1]	SPS Commerce, Inc.	5,806,439
127,095	[1]	SailPoint Technologies Holding	3,061,719
12,801		Science Applications International Corp.	1,080,020
17,412	[1]	Shutterstock, Inc.	802,171
45,982	[1]	Silicon Laboratories, Inc.	4,379,785
7,561	[1]	Stamps.com, Inc.	1,973,421
68,878	[1,2]	Stratasys, Inc.	1,337,611
43,003	[1]	Trade Desk, Inc./The	3,626,013
62,112		Travelport Worldwide Ltd.	1,173,917
17,904	[1]	Twilio, Inc., Class A	1,036,463
42,120	[1]	Varonis Systems, Inc.	2,517,723
49,167	[1]	Yelp, Inc.	1,813,279
52,589	[1]	Zendesk, Inc.	2,864,523
		TOTAL	107,333,128
		Materials—4.3%
67,413		Boise Cascade Co.	2,915,612
28,291	[1]	Ingevity Corp.	2,819,764
62,865	[1]	Kraton Corp.	3,023,178
195,691		Louisiana-Pacific Corp.	5,268,002
180,594		Myers Industries, Inc.	3,891,801
86,100	[1,3]	Rentech, Inc.	0
6,345		Stepan Co.	555,695
46,226		Trinseo SA	3,453,082
44,643		Worthington Industries, Inc.	2,090,185
		TOTAL	24,017,319
		Telecommunication Services—1.2%
50,472		Shenandoah Telecommunications Co.	1,665,576
400,376	[1]	Vonage Holdings Corp.	5,128,817
		TOTAL	6,794,393
		TOTAL COMMON STOCKS (IDENTIFIED COST $480,615,621)	541,703,973
Annual Shareholder Report
12

Shares		Value
	INVESTMENT COMPANIES—5.9%
11,851,038	Federated Government Obligations Fund, Premier Shares, 1.80%[4]	$11,851,038
20,756,726	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4]	20,760,878
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,608,314)	32,611,916
	TOTAL INVESTMENT IN SECURITIES—103.6% (IDENTIFIED COST $513,223,935)[5]	574,315,889
	OTHER ASSETS AND LIABILITIES - NET—(3.6)%[6]	(19,799,841)
	TOTAL NET ASSETS—100%	$554,516,048
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 7/31/2017	—	5,448,430	5,448,430
Purchases/Additions	54,481,050	209,292,259	263,773,309
Sales/Reductions	(42,630,012)	(193,983,963)	(236,613,975)
Balance of Shares Held 7/31/2018	11,851,038	20,756,726	32,607,764
Value	$11,851,038	$20,760,878	$32,611,916
Change in Unrealized Appreciation/Depreciation	N/A	$3,560	$3,560
Net Realized Gain/(Loss)	N/A	$(3,551)	$(3,551)
Dividend Income	$40,520	$177,997	$218,517
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $514,194,703.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$530,553,551	$—	$0	$530,553,551
International	11,150,422	—	—	11,150,422
Investment Companies	32,611,916	—	—	32,611,916
TOTAL SECURITIES	$574,315,889	$—	$0	$574,315,889
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.89	$17.66	$20.49	$17.39	$16.12
Income From Investment Operations:
Net investment income (loss)	(0.11)[1]	(0.08)[1]	(0.06)[1]	(0.12)[1]	(0.18)[1]
Net realized and unrealized gain (loss)	5.09	4.63	0.32	3.22	1.45
TOTAL FROM INVESTMENT OPERATIONS	4.98	4.55	0.26	3.10	1.27
Less Distributions:
Distributions from net realized gain	(1.20)	(0.32)	(3.09)	—	—
Net Asset Value, End of Period	$25.67	$21.89	$17.66	$20.49	$17.39
Total Return[2]	23.50%	26.00%	2.30%	17.83%	7.88%
Ratios to Average Net Assets:
Net expenses	1.14%	1.15%	1.13%	1.54%	1.75%
Net investment income (loss)	(0.48)%	(0.39)%	(0.34)%	(0.66)%	(1.05)%
Expense waiver/reimbursement[3]	0.44%	0.70%	1.00%	0.61%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,953	$47,681	$29,707	$32,136	$29,690
Portfolio turnover	129%	118%	198%	121%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.69	$16.03	$19.03	$16.27	$15.19
Income From Investment Operations:
Net investment income (loss)	(0.26)[1]	(0.21)[1]	(0.17)[1]	(0.25)[1]	(0.30)[1]
Net realized and unrealized gain (loss)	4.54	4.19	0.26	3.01	1.38
TOTAL FROM INVESTMENT OPERATIONS	4.28	3.98	0.09	2.76	1.08
Less Distributions:
Distributions from net realized gain	(1.20)	(0.32)	(3.09)	—	—
Net Asset Value, End of Period	$22.77	$19.69	$16.03	$19.03	$16.27
Total Return[2]	22.54%	25.08%	1.51%	16.96%	7.11%
Ratios to Average Net Assets:
Net expenses	1.89%	1.90%	1.88%	2.31%	2.50%
Net investment income (loss)	(1.23)%	(1.15)%	(1.09)%	(1.44)%	(1.79)%
Expense waiver/reimbursement[3]	0.41%	0.66%	1.00%	0.59%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,008	$10,007	$3,941	$3,571	$4,608
Portfolio turnover	129%	118%	198%	121%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$22.67	$18.24	$21.01	$17.79	$16.44
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.03)[1]	(0.02)[1]	(0.08)[1]	(0.14)[1]
Net realized and unrealized gain (loss)	5.30	4.78	0.34	3.30	1.49
TOTAL FROM INVESTMENT OPERATIONS	5.24	4.75	0.32	3.22	1.35
Less Distributions:
Distributions from net realized gain	(1.20)	(0.32)	(3.09)	—	—
Net Asset Value, End of Period	$26.71	$22.67	$18.24	$21.01	$17.79
Total Return[2]	23.85%	26.27%	2.56%	18.10%	8.21%
Ratios to Average Net Assets:
Net expenses	0.89%	0.90%	0.88%	1.30%	1.50%
Net investment income (loss)	(0.25)%	(0.15)%	(0.09)%	(0.43)%	(0.80)%
Expense waiver/reimbursement[3]	0.41%	0.63%	0.99%	0.60%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$364,248	$112,742	$43,337	$36,706	$37,253
Portfolio turnover	129%	118%	198%	121%	61%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2016[1]
	2018	2017
Net Asset Value, Beginning of Period	$22.67	$18.24	$16.25
Income From Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.01)[2]	(0.07)[2]
Net realized and unrealized gain (loss)	5.29	4.76	2.06
TOTAL FROM INVESTMENT OPERATIONS	5.23	4.75	1.99
Less Distributions:
Distributions from net realized gain	(1.20)	(0.32)	—
Net Asset Value, End of Period	$26.70	$22.67	$18.24
Total Return[3]	23.81%	26.27%	12.25%
Ratios to Average Net Assets:
Net expenses	0.88%	0.88%	0.87%[4]
Net investment income (loss)	(0.24)%	(0.04)%	(0.41)%[4]
Expense waiver/reimbursement[5]	0.30%	0.42%	0.66%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$89,307	$24,795	$0[6]
Portfolio turnover	129%	118%	198%[7]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to July 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
July 31, 2018
Assets:
Investment in securities, at value including $15,710,319 of securities loaned and including $32,611,916 of investment in affiliated holdings (identified cost $513,223,935)		$574,315,889
Income receivable		17,407
Income receivable from an affiliated holding		26,457
Receivable for investments sold		7,285,150
Receivable for shares sold		2,196,440
TOTAL ASSETS		583,841,343
Liabilities:
Payable for investments purchased	$12,876,567
Payable for shares redeemed	437,546
Payable for collateral due to broker for securities lending	15,770,038
Payable to adviser (Note 5)	10,586
Payable for administrative fees (Note 5)	1,204
Payable for distribution services fee (Note 5)	11,257
Payable for other service fees (Notes 2 and 5)	45,847
Accrued expenses (Note 5)	172,250
TOTAL LIABILITIES		29,325,295
Net assets for 21,004,669 shares outstanding		$554,516,048
Net Assets Consist of:
Paid-in capital		$464,388,934
Net unrealized appreciation		61,091,954
Accumulated net realized gain		29,039,780
Accumulated net investment income (loss)		(4,620)
TOTAL NET ASSETS		$554,516,048
Annual Shareholder Report
19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($82,952,963 ÷ 3,231,426 shares outstanding), no par value, unlimited shares authorized	$25.67
Offering price per share (100/94.50 of $25.67)	$27.16
Redemption proceeds per share	$25.67
Class C Shares:
Net asset value per share ($18,007,517 ÷ 790,748 shares outstanding), no par value, unlimited shares authorized	$22.77
Offering price per share	$22.77
Redemption proceeds per share (99.00/100 of $22.77)	$22.54
Institutional Shares:
Net asset value per share ($364,248,151 ÷ 13,637,699 shares outstanding), no par value, unlimited shares authorized	$26.71
Offering price per share	$26.71
Redemption proceeds per share	$26.71
Class R6 Shares:
Net asset value per share ($89,307,417 ÷ 3,344,796 shares outstanding), no par value, unlimited shares authorized	$26.70
Offering price per share	$26.70
Redemption proceeds per share	$26.70
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Operations
Year Ended July 31, 2018
Investment Income:
Dividends (including $165,609 received from affiliated holdings* and net of foreign taxes withheld of $1,270)			$2,173,356
Net income on securities loaned (includes $52,908 received from affiliated holdings related to cash collateral balances*)			122,925
TOTAL INCOME			2,296,281
Expenses:
Investment adviser fee (Note 5)		$3,440,052
Administrative fee (Note 5)		284,073
Custodian fees		22,674
Transfer agent fee (Note 2)		493,795
Directors'/Trustees' fees (Note 5)		3,452
Auditing fees		26,700
Legal fees		8,824
Portfolio accounting fees		112,625
Distribution services fee (Note 5)		103,220
Other service fees (Notes 2 and 5)		211,086
Share registration costs		86,715
Printing and postage		60,040
Miscellaneous (Note 5)		26,103
TOTAL EXPENSES		4,879,359
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,062,208)
Reimbursement of other operating expenses (Notes 2 and 5)	(353,075)
TOTAL WAIVER AND REIMBURSEMENTS		(1,415,283)
Net expenses			3,464,076
Net investment income (loss)			(1,167,795)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(3,551) on sales of investments in affiliated holdings*)			32,205,200
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $3,560 on investments in affiliated holdings*)			41,745,166
Net realized and unrealized gain on investments			73,950,366
Change in net assets resulting from operations			$72,782,571
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Changes in Net Assets
Year Ended July 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,167,795)	$(337,046)
Net realized gain	32,205,200	13,281,149
Net change in unrealized appreciation/depreciation	41,745,166	14,277,460
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	72,782,571	27,221,563
Distributions to Shareholders:
Distributions from net realized gain
Class A Shares	(3,459,083)	(608,834)
Class B Shares	(70,571)	(28,737)
Class C Shares	(676,386)	(90,792)
Institutional Shares	(8,159,743)	(885,123)
Class R6 Shares	(2,195,623)	(1,745)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,561,406)	(1,615,231)
Share Transactions:
Proceeds from sale of shares	385,727,221	137,690,879
Net asset value of shares issued to shareholders in payment of distributions declared	14,092,088	1,552,186
Cost of shares redeemed	(100,121,714)	(47,136,532)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	299,697,595	92,106,533
Change in net assets	357,918,760	117,712,865
Net Assets:
Beginning of period	196,597,288	78,884,423
End of period (including accumulated net investment income (loss) of $(4,620) and $0, respectively)	$554,516,048	$196,597,288
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
July 31, 2018
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares at the close of business pursuant to a Plan of Conversion approved by the Trustees. The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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23

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
24

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,415,283 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$126,074	$(95,749)
Class B Shares	918	(608)
Class C Shares	19,036	(13,576)
Institutional Shares	331,555	(243,142)
Class R6 Shares	16,212	—
TOTAL	$493,795	$(353,075)
Annual Shareholder Report
25

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$176,680
Class B Shares	1,652
Class C Shares	32,754
TOTAL	$211,086
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any
Annual Shareholder Report
26

additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$15,710,319	$15,770,038
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,037,550	$47,226,003	1,398,965	$28,165,070
Shares issued to shareholders in payment of distributions declared	141,059	3,180,877	28,970	558,546
Shares redeemed	(1,125,462)	(26,908,372)	(931,549)	(18,494,456)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,053,147	$23,498,508	496,386	$10,229,160
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27

Year Ended July 31	2018		2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	127	$2,647	–	$–
Shares issued to shareholders in payment of distributions declared	3,272	67,924	1,600	28,737
Shares redeemed	(71,006)	(1,527,679)	(48,901)	(874,335)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(67,607)	$(1,457,108)	(47,301)	$(845,598)

Year Ended July 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	337,143	$7,291,692	359,777	$6,510,134
Shares issued to shareholders in payment of distributions declared	33,322	669,436	4,784	83,338
Shares redeemed	(88,072)	(1,851,406)	(102,050)	(1,845,146)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	282,393	$6,109,722	262,511	$4,748,326

Year Ended July 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,867,286	270,992,063	3,776,089	$78,624,940
Shares issued to shareholders in payment of distributions declared	340,659	7,978,235	44,123	879,822
Shares redeemed	(2,542,321)	(63,240,851)	(1,223,969)	(25,449,962)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,665,624	$215,729,447	2,596,243	$54,054,800

Year Ended July 31	2018		2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,418,806	$60,214,816	1,116,388	$24,390,735
Shares issued to shareholders in payment of distributions declared	93,789	2,195,616	87	1,743
Shares redeemed	(261,695)	(6,593,406)	(22,585)	(472,633)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,250,900	$55,817,026	1,093,890	$23,919,845
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	12,184,457	$299,697,595	4,401,729	$92,106,533
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating loss and return of capital adjustments.
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28

For the year ended July 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,163,175	$(1,163,175)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$11,703,942	$568,066
Long-term capital gains	$2,857,464	$1,047,165
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$19,115,501
Net unrealized appreciation	$60,121,186
Undistributed long-term capital gains	$10,890,427
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and return of capital adjustments.
At July 31, 2018, the cost of investments for federal tax purposes was $514,194,703. The net unrealized appreciation of investments for federal tax purposes was $60,121,186. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,207,934 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,086,748.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.99% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2018, the Adviser voluntarily waived $1,054,428 of its fee and voluntarily reimbursed $353,075 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2018, the Adviser reimbursed $7,780.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$4,958
Class C Shares	98,262
TOTAL	$103,220
For the year ended July 31, 2018, FSC retained $41,175 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2018, FSC retained $21,665 in sales charges from the sale of Class A Shares. FSC retained $1,062 of CDSC relating to redemptions of Class B Shares. FSC retained $1,574 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2018, FSSC received $9,575 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2018, were as follows:
Purchases	$722,125,378
Sales	$445,435,260
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the year ended July 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the year ended July 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENT
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2018, the amount of long-term capital gains designated by the Fund was $2,857,464.
For the fiscal year ended July 31, 2018, 8.60% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2018, 8.09% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF federated MDT Series and shareholders of Federated MDT Small Cap Growth Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
September 24, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,079.00	$5.88
Class C Shares	$1,000	$1,075.10	$9.72
Institutional Shares	$1,000	$1,080.50	$4.59
Class R6 Shares	$1,000	$1,080.50	$4.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.10	$5.71
Class C Shares	$1,000	$1,015.40	$9.44
Institutional Shares	$1,000	$1,020.40	$4.46
Class R6 Shares	$1,000	$1,020.40	$4.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.89%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: June 2006	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.

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Evaluation and Approval of Advisory Contract–May 2018
Federated MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated MDTA LLC (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparation and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO's Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund Peer Groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the Peer Group of funds varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex relative to its Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group, and that the CCO had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the Peer Group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 16 basis points in the contractual advisory fee. In 2018, the Board approved an additional reduction of 14 basis points in the contractual advisory fee. These changes were intended to more closely align the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
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The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
37313 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $139,710

Fiscal year ended 2017 – $135,000

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 – $13,429

Fiscal year ended 2017- - Audit consents issued for N-1A filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $32,377 and $33,951, respectively. Fiscal year ended 2018- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $1,155,615

Fiscal year ended 2017 - $290,365

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, Ernst & Young LLP (“EY”), has the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, EY informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involves the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders can vote on the election of members to the Hermes Fund’s committee is not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 29, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 24, 2018